First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 90.2%
	Australia – 31.6%
27,052	Allkem Ltd. (b) (c)	$216,716
10,501	Ampol Ltd. (b)	214,094
1,953	BHP Group Ltd. (b)	61,742
24,666	BlueScope Steel Ltd. (b)	333,864
26,270	Brambles Ltd. (b)	236,857
82,953	Cleanaway Waste Management Ltd. (b)	132,741
9,079	Computershare Ltd. (b)	131,874
13,365	Fortescue Metals Group Ltd. (b)	200,897
55,644	Harvey Norman Holdings Ltd. (b) (d)	133,918
21,879	IGO Ltd. (b)	187,615
85,395	Incitec Pivot Ltd. (b)	179,947
32,580	Insurance Australia Group Ltd. (b)	102,552
64,785	Medibank Pvt Ltd. (b)	146,198
3,419	Mineral Resources Ltd. (b)	184,821
62,578	New Hope Corp., Ltd. (b)	237,934
9,021	Newcrest Mining Ltd. (b)	161,028
9,616	Northern Star Resources Ltd. (b)	78,853
14,494	Origin Energy Ltd. (b)	80,718
11,627	OZ Minerals Ltd. (b)	218,968
82,165	Pilbara Minerals Ltd. (b)	218,592
2,986	Pro Medicus Ltd. (b)	128,785
59,709	Qantas Airways Ltd. (b) (c)	266,508
12,998	QBE Insurance Group Ltd. (b)	127,257
2,407	Rio Tinto Ltd. (b)	193,402
21,138	Santos Ltd. (b)	97,286
8,842	Seven Group Holdings Ltd. (b)	137,349
2,460	Sonic Healthcare Ltd. (b)	57,670
103,215	South32 Ltd. (b)	302,495
19,552	Telstra Corp., Ltd. (b)	55,360
5,990	Treasury Wine Estates Ltd. (b)	52,585
41,584	Whitehaven Coal Ltd. (b)	187,207
2,882	WiseTech Global Ltd. (b)	126,963
7,101	Woodside Energy Group Ltd. (b)	158,637
2,219	Woolworths Group Ltd. (b)	56,413
5,914	Worley Ltd. (b)	57,282
		5,465,128
	Cayman Islands – 5.6%
23,871	CK Asset Holdings Ltd. (b)	144,722
34,826	CK Hutchison Holdings Ltd. (b)	215,456
114,496	Shimao Group Holdings Ltd. (b) (c) (e) (f)	32,234
307,968	Sino Biopharmaceutical Ltd. (b)	172,615
104,156	SITC International Holdings Co., Ltd. (b)	223,848
305,841	WH Group Ltd. (b) (g) (h)	182,326
		971,201
	Hong Kong – 1.5%
4,481	Sun Hung Kai Properties Ltd. (b)	62,777
Shares	Description	Value

	Hong Kong (Continued)
25,500	Swire Pacific Ltd., Class A (b)	$195,967
		258,744
	Luxembourg – 1.8%
99,410	Samsonite International S.A. (b) (c) (g) (h)	308,246
	New Zealand – 2.4%
4,529	EBOS Group Ltd. (b)	131,975
19,694	Infratil Ltd. (b)	113,500
51,105	Spark New Zealand Ltd. (b)	161,911
		407,386
	Singapore – 9.8%
27,300	City Developments Ltd. (b)	151,486
2,100	DBS Group Holdings Ltd. (b)	52,210
10,200	Jardine Cycle & Carriage Ltd. (b)	240,200
61,100	Keppel Corp., Ltd. (b)	259,231
5,800	Oversea-Chinese Banking Corp., Ltd. (b)	54,066
112,200	Sembcorp Industries Ltd. (b)	370,264
54,200	Singapore Airlines Ltd. (b)	233,790
26,200	Singapore Telecommunications Ltd. (b)	48,545
10,400	UOL Group Ltd. (b)	54,302
8,400	Venture Corp., Ltd. (b)	111,799
36,000	Wilmar International Ltd. (b)	114,052
		1,689,945
	South Korea – 37.5%
839	CJ CheilJedang Corp. (b)	210,194
1,952	Hana Financial Group, Inc. (b)	61,135
7,432	Hanwha Galleria Co., Ltd. (c)	12,160
6,590	Hanwha Solutions Corp. (c)	271,831
3,356	HLB, Inc. (b) (i)	90,283
2,121	Hyundai Glovis Co., Ltd. (b)	259,027
1,083	Hyundai Mobis Co., Ltd. (b)	179,875
1,172	Hyundai Motor Co. (b)	166,744
14,481	Industrial Bank of Korea (b)	112,620
1,585	KB Financial Group, Inc. (b)	57,888
4,793	Kia Corp. (b)	299,122
579	Korea Zinc Co., Ltd. (b)	246,344
9,357	Korean Air Lines Co., Ltd. (b)	167,062
7,617	KT Corp. (b)	172,218
2,388	KT&G Corp. (b)	153,472
257	LG Chem Ltd. (b)	141,143
3,726	LG Corp. (b)	237,258
1,754	LG Electronics, Inc. (b)	156,534
756	LG Innotek Co., Ltd. (b)	158,543
25,648	LG Uplus Corp. (b)	213,680
998	Lotte Chemical Corp. (b)	146,621
1,838	POSCO Future M Co., Ltd. (b)	387,393
1,633	POSCO Holdings, Inc. (b)	462,010
85	Samsung Biologics Co., Ltd. (b) (c) (g) (h)	51,524

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
2,462	Samsung Electro-Mechanics Co., Ltd. (b)	$290,691
6,491	Samsung Electronics Co., Ltd. (b)	320,986
9,090	Samsung Engineering Co., Ltd. (b) (c)	222,152
601	Samsung SDS Co., Ltd. (b)	53,747
2,067	Shinhan Financial Group Co., Ltd. (b)	56,151
4,147	SK Hynix, Inc. (b)	283,800
1,921	SK Innovation Co., Ltd. (b) (i)	266,167
2,714	SK Telecom Co., Ltd. (b)	100,695
719	SK, Inc. (b)	95,801
4,255	S-Oil Corp. (b)	262,101
12,884	Woori Financial Group, Inc. (b)	113,336
		6,480,308
	Total Common Stocks	15,580,958
	(Cost $15,052,686)
REAL ESTATE INVESTMENT TRUSTS (a) – 8.9%
	Australia – 6.9%
19,582	Charter Hall Group (b)	145,467
48,533	Dexus (b)	245,375
4,770	Goodman Group (b)	60,530
78,260	GPT (The) Group (b)	223,648
77,053	Mirvac Group (b)	107,922
68,747	Stockland (b)	184,090
172,759	Vicinity Ltd. (b)	225,942
		1,192,974
	Singapore – 2.0%
281,000	Frasers Logistics & Commercial Trust (b) (g)	277,353
44,400	Mapletree Logistics Trust (b)	57,274
		334,627
	Total Real Estate Investment Trusts	1,527,601
	(Cost $1,658,414)
MONEY MARKET FUNDS – 0.6%
108,977	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (j) (k)	108,977
	(Cost $108,977)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.1%
$17,543	BNP Paribas S.A., 4.74% (j), dated 3/31/23, due 4/3/23, with a maturity value of $17,550. Collateralized by U.S. Treasury Notes, interest rates of 1.50% to 2.13%, due 5/15/25 to 11/30/28. The value of the collateral including accrued interest is $17,948. (k)	$17,543
	(Cost $17,543)
	Total Investments – 99.8%	17,235,079
	(Cost $16,837,620)
	Net Other Assets and Liabilities – 0.2%	32,285
	Net Assets – 100.0%	$17,267,364

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $16,824,568 or 97.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $120,354 and the total value of the collateral held by the Fund is $126,520.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(h)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
(i)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2023 through March 31, 2023), the Fund received 0 and 45 PIK shares of HLB, Inc. and SK Innovation Co., Ltd., respectively.
(j)	Rate shown reflects yield as of March 31, 2023.
(k)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Materials	24.5%
Industrials	17.9
Real Estate	12.7
Energy	8.6
Information Technology	7.9
Consumer Discretionary	7.3
Financials	5.2
Consumer Staples	4.5
Communication Services	4.4
Health Care	3.7
Utilities	3.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Australian Dollar	38.6%
South Korean Won	37.6
Singapore Dollar	11.8
Hong Kong Dollar	8.9
New Zealand Dollar	2.4
United States Dollar	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 971,201	$ —	$ 938,967	$ 32,234
South Korea	6,480,308	283,991	6,196,317	—
Other Country Categories*	8,129,449	—	8,129,449	—
Real Estate Investment Trusts*	1,527,601	—	1,527,601	—
Money Market Funds	108,977	108,977	—	—
Repurchase Agreements	17,543	—	17,543	—
Total Investments	$ 17,235,079	$ 392,968	$ 16,809,877	$ 32,234

*	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.6%
	Austria – 2.8%
25,454	ANDRITZ AG (b)	$1,722,325
24,983	BAWAG Group AG (b) (c) (d)	1,213,401
36,545	CA Immobilien Anlagen AG (b)	981,883
16,359	Erste Group Bank AG (b)	541,963
39,641	OMV AG (b)	1,820,440
90,987	Raiffeisen Bank International AG (b)	1,396,758
4,237	Verbund AG (b)	368,546
		8,045,316
	Belgium – 1.1%
104,850	Proximus S.A.D.P. (b)	1,013,926
18,594	Solvay S.A. (b)	2,126,527
		3,140,453
	Denmark – 2.2%
992	AP Moller - Maersk A.S., Class B (b)	1,803,168
3,084	Carlsberg A.S., Class B (b)	478,535
1,122	Genmab A.S. (b) (e)	424,122
27,701	Jyske Bank A.S. (b) (e)	1,941,217
3,616	Novo Nordisk A.S., Class B (b)	574,298
2,289	ROCKWOOL International A.S., Class B (b)	561,303
17,549	Tryg A.S. (b)	383,719
		6,166,362
	Finland – 2.0%
112,895	Kojamo Oyj (b)	1,328,625
33,068	Neste Oyj (b)	1,633,689
84,862	Stora Enso Oyj, Class R (b)	1,104,044
45,463	UPM-Kymmene Oyj (b)	1,527,011
		5,593,369
	France – 14.5%
6,225	Aeroports de Paris (b) (e)	888,692
9,777	Alten S.A. (b)	1,561,183
24,656	Arkema S.A. (b)	2,434,455
392,114	Bollore SE (b)	2,423,909
13,791	Bouygues S.A. (b)	465,117
26,052	Carrefour S.A. (b)	526,709
29,986	Cie de Saint-Gobain (b)	1,704,512
31,986	Cie Generale des Etablissements Michelin SCA (b)	977,757
44,274	Credit Agricole S.A. (b)	499,464
7,824	Edenred (b)	463,062
8,979	Eiffage S.A. (b)	971,671
156,349	Engie S.A. (b)	2,474,176
27,510	Eurazeo SE (b)	1,958,172
613	Hermes International (b)	1,241,483
1,214	LVMH Moet Hennessy Louis Vuitton SE (b)	1,114,341
20,150	Nexans S.A. (b)	2,007,709
120,121	Orange S.A. (b)	1,427,059
3,923	Pernod Ricard S.A. (b)	888,289
Shares	Description	Value

	France (Continued)
7,570	Publicis Groupe S.A. (b)	$590,913
2,164	Remy Cointreau S.A. (b)	394,028
52,959	Renault S.A. (b) (e)	2,158,406
71,772	Rexel S.A. (b)	1,706,360
36,276	Societe Generale S.A. (b)	817,348
23,992	Sodexo S.A. (b)	2,343,314
68,646	SPIE S.A. (b)	1,992,434
39,011	TotalEnergies SE (b)	2,300,234
8,901	Vinci S.A. (b)	1,020,432
232,255	Vivendi SE (b)	2,348,458
15,046	Wendel SE (b)	1,590,958
		41,290,645
	Germany – 18.0%
28,054	BASF SE (b)	1,472,798
26,451	Bayerische Motoren Werke AG (b)	2,898,994
3,663	Beiersdorf AG (b)	476,510
11,867	Brenntag SE (b)	893,066
252,190	Commerzbank AG (b)	2,655,118
8,057	Continental AG (b)	603,707
62,676	Covestro AG (b) (c) (d)	2,595,622
31,713	Daimler Truck Holding AG (b)	1,070,283
9,766	Delivery Hero SE (b) (c) (d) (e)	333,166
4,404	Deutsche Boerse AG (b)	857,504
250,293	Deutsche Lufthansa AG (b) (e)	2,783,885
23,801	Deutsche Post AG (b)	1,114,735
46,898	E.ON SE (b)	585,040
64,406	Evonik Industries AG (b)	1,355,047
25,518	Fresenius Medical Care AG & Co., KGaA (b)	1,083,092
50,617	Fresenius SE & Co., KGaA (b)	1,366,824
12,005	Hannover Rueck SE (b)	2,347,943
36,260	HeidelbergCement AG (b)	2,647,604
23,117	HUGO BOSS AG (b)	1,662,355
95,442	K+S AG (b)	2,032,424
30,176	LEG Immobilien SE (b)	1,658,353
35,373	Mercedes-Benz Group AG (b)	2,720,282
5,978	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	2,090,123
31,835	Porsche Automobil Holding SE (Preference Shares) (b)	1,827,553
48,999	RWE AG (b)	2,108,348
9,026	Sixt SE (b)	1,202,283
30,519	Talanx AG (b)	1,414,605
178,633	Telefonica Deutschland Holding AG (b)	549,877
38,448	United Internet AG (b)	662,769
24,480	VERBIO Vereinigte BioEnergie AG (b)	1,149,999
13,620	Volkswagen AG (Preference Shares) (b)	1,858,753
33,342	Vonovia SE (b)	627,990

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
17,438	Wacker Chemie AG (b)	$2,833,827
		51,540,479
	Greece – 0.3%
60,312	OPAP S.A. (b)	967,342
	Ireland – 3.1%
446,878	AIB Group PLC (b)	1,808,758
224,902	Bank of Ireland Group PLC (b)	2,275,627
33,595	CRH PLC (b)	1,697,229
157,172	Glanbia PLC (b)	2,269,641
25,166	Smurfit Kappa Group PLC (b)	912,418
		8,963,673
	Italy – 4.8%
412,367	Banco BPM S.p.A. (b)	1,610,850
22,192	Brunello Cucinelli S.p.A. (b)	2,201,819
169,715	Eni S.p.A. (b)	2,366,908
101,846	Leonardo S.p.A. (b)	1,194,406
220,423	Pirelli & C S.p.A. (b) (c) (d)	1,104,246
62,508	Prysmian S.p.A. (b)	2,624,756
141,643	UniCredit S.p.A. (b)	2,669,668
		13,772,653
	Jersey – 1.1%
339,828	Glencore PLC (b)	1,955,445
435,051	Man Group PLC (b)	1,267,401
		3,222,846
	Luxembourg – 2.0%
89,594	ArcelorMittal S.A. (b)	2,714,366
164,066	Aroundtown S.A. (b) (f)	234,540
111,020	B&M European Value Retail S.A. (b)	661,433
139,580	Tenaris S.A. (b)	1,977,736
		5,588,075
	Netherlands – 5.6%
21,934	Aalberts N.V. (b)	1,036,082
40,133	ABN AMRO Bank N.V. (b) (c) (d)	636,407
21,009	Heineken Holding N.V. (b)	1,927,537
16,490	Heineken N.V. (b)	1,771,864
42,506	Koninklijke Ahold Delhaize N.V. (b)	1,452,223
115,727	Koninklijke Philips N.V. (b)	2,125,546
9,247	NN Group N.V. (b)	335,758
49,302	OCI N.V. (b)	1,671,331
20,590	Prosus N.V. (b)	1,612,281
24,921	Randstad N.V. (b) (f)	1,479,428
41,713	Signify N.V. (b) (c) (d)	1,390,924
3,710	Wolters Kluwer N.V. (b)	468,338
		15,907,719
	Norway – 3.4%
28,001	Aker ASA, Class A (b)	1,800,603
Shares	Description	Value

	Norway (Continued)
25,291	Aker BP ASA (b)	$620,262
57,204	Equinor ASA (b)	1,626,219
57,085	Mowi ASA (b)	1,055,843
268,750	Norsk Hydro ASA (b)	2,005,795
99,832	Orkla ASA (b)	708,060
42,173	Yara International ASA (b)	1,832,864
		9,649,646
	Portugal – 1.4%
333,611	EDP - Energias de Portugal S.A. (b)	1,817,818
113,090	Galp Energia SGPS S.A. (b)	1,279,645
38,876	Jeronimo Martins SGPS S.A. (b)	912,530
		4,009,993
	Spain – 4.9%
8,202	Acciona S.A. (b)	1,645,645
64,034	ACS Actividades de Construccion y Servicios S.A. (b)	2,039,466
240,435	Banco Bilbao Vizcaya Argentaria S.A. (b) (f)	1,718,957
537,930	Banco de Sabadell S.A. (b) (f)	578,512
308,918	Banco Santander S.A. (b)	1,151,177
128,445	Bankinter S.A. (b)	729,620
447,373	CaixaBank S.A. (b)	1,745,629
115,940	Iberdrola S.A. (b)	1,444,358
31,207	Naturgy Energy Group S.A. (b) (f)	939,441
125,474	Repsol S.A. (b)	1,929,524
		13,922,329
	Sweden – 3.7%
27,318	AddTech AB, Class B (b)	507,691
34,858	Boliden AB (b)	1,369,369
160,847	Castellum AB (b) (f)	1,871,259
449,778	Fastighets AB Balder, Class B (b) (e)	1,847,951
129,664	Husqvarna AB, Class B (b)	1,125,457
40,216	Nibe Industrier AB, Class B (b)	458,427
420,771	SSAB AB, Class B (b)	3,007,731
25,464	Volvo AB, Class B (b) (f)	524,728
		10,712,613
	Switzerland – 2.9%
3,804	Banque Cantonale Vaudoise (b)	358,968
15,115	BKW AG (b)	2,376,509
51,477	Coca-Cola HBC AG (b)	1,409,194
9,956	Galenica AG (b) (c) (d)	842,256
26,134	Holcim AG (b)	1,685,417
4,730	Novartis AG (b)	434,302
1,459	Siegfried Holding AG (b)	1,073,450
		8,180,096
	United Kingdom – 19.5%
148,659	3i Group PLC (b)	3,098,574

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
934,519	abrdn PLC (b)	$2,352,065
47,523	Anglo American PLC (b)	1,580,687
25,761	Associated British Foods PLC (b)	618,210
41,148	BAE Systems PLC (b)	497,732
284,900	Barratt Developments PLC (b)	1,639,539
288,107	Beazley PLC (b)	2,130,401
19,711	Berkeley Group Holdings PLC (b)	1,021,187
375,184	BP PLC (b)	2,371,360
535,610	BT Group PLC (b)	964,810
35,319	Bunzl PLC (b)	1,334,091
71,894	Burberry Group PLC (b)	2,302,034
1,834,978	Centrica PLC (b)	2,403,152
90,024	Compass Group PLC (b)	2,262,443
17,110	Diageo PLC (b)	763,614
126,497	DS Smith PLC (b)	492,493
114,619	Evraz PLC (b) (e) (g) (h)	0
47,930	Frasers Group PLC (b) (e)	459,721
362,781	Harbour Energy PLC (b)	1,229,407
23,830	Hikma Pharmaceuticals PLC (b)	493,933
64,323	Howden Joinery Group PLC (b)	555,398
85,128	IG Group Holdings PLC (b)	734,610
35,042	Imperial Brands PLC (b)	805,815
7,433	InterContinental Hotels Group PLC (b)	486,606
33,071	Intermediate Capital Group PLC (b)	499,173
559,351	J Sainsbury PLC (b)	1,924,831
442,347	Kingfisher PLC (b)	1,429,891
1,570,303	Lloyds Banking Group PLC (b)	923,257
8,522	London Stock Exchange Group PLC (b)	827,740
93,256	Mondi PLC (b)	1,480,628
575,443	NatWest Group PLC (b)	1,877,688
149,961	Pearson PLC (b)	1,569,331
105,050	Persimmon PLC (b)	1,631,187
26,551	Rio Tinto PLC (b)	1,802,228
100,606	RS GROUP PLC (b)	1,137,483
72,330	Shell PLC (b)	2,061,304
86,089	Smiths Group PLC (b)	1,825,842
21,280	SSE PLC (b)	474,839
114,670	Standard Chartered PLC (b)	869,092
1,472,133	Taylor Wimpey PLC (b)	2,165,762
157,144	Tesco PLC (b)	515,186
24,568	Unilever PLC (b)	1,273,090
642,759	Vodafone Group PLC (b)	709,026
		55,595,460
	United States – 0.3%
10,598	Autoliv, Inc., SDR (b)	990,065
	Total Common Stocks	267,259,134
	(Cost $251,667,790)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 5.0%
	Belgium – 0.6%
58,973	Warehouses De Pauw CVA (b)	$1,753,629
	France – 1.0%
22,438	Covivio (b)	1,305,223
13,806	Gecina S.A. (b)	1,433,070
		2,738,293
	Spain – 0.6%
187,386	Merlin Properties Socimi S.A. (b)	1,639,526
	United Kingdom – 2.8%
463,328	British Land (The) Co., PLC (b)	2,222,432
249,123	Land Securities Group PLC (b)	1,912,405
215,793	Segro PLC (b)	2,055,601
151,414	UNITE Group (The) PLC (b)	1,793,839
		7,984,277
	Total Real Estate Investment Trusts	14,115,725
	(Cost $13,773,837)
MONEY MARKET FUNDS – 2.1%
6,020,068	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (i) (j)	6,020,068
	(Cost $6,020,068)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.3%
$969,111	BNP Paribas S.A., 4.74% (i), dated 3/31/23, due 4/3/23, with a maturity value of $969,494. Collateralized by U.S. Treasury Notes, interest rates of 1.50% to 2.13%, due 5/15/25 to 11/30/28. The value of the collateral including accrued interest is $991,483. (j)	969,111
	(Cost $969,111)
	Total Investments – 101.0%	288,364,038
	(Cost $272,430,806)
	Net Other Assets and Liabilities – (1.0)%	(2,887,853)
	Net Assets – 100.0%	$285,476,185

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $281,374,859 or 98.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,602,419 and the total value of the collateral held by the Fund is $6,989,179.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of March 31, 2023.
(j)	This security serves as collateral for securities on loan.

SDR	Swedish Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Financials	17.9%
Materials	15.8
Consumer Discretionary	15.0
Industrials	14.9
Real Estate	8.1
Energy	7.9
Consumer Staples	7.2
Utilities	5.9
Communication Services	3.8
Health Care	3.0
Information Technology	0.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	61.5%
British Pound Sterling	24.2
Swedish Krona	4.1
Norwegian Krone	3.3
United States Dollar	2.4
Swiss Franc	2.4
Danish Krone	2.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 55,595,460	$ —	$ 55,595,460	$ —**
Other Country Categories*	211,663,674	—	211,663,674	—
Real Estate Investment Trusts*	14,115,725	—	14,115,725	—
Money Market Funds	6,020,068	6,020,068	—	—
Repurchase Agreements	969,111	—	969,111	—
Total Investments	$ 288,364,038	$ 6,020,068	$ 282,343,970	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.6%
	Brazil – 58.9%
174,634	Ambev S.A.	$493,742
280,788	Atacadao S.A.	686,396
569,190	Banco Bradesco S.A. (Preference Shares)	1,478,999
352,261	Banco do Brasil S.A.	2,718,174
206,846	Braskem S.A., Class A (Preference Shares)	790,091
318,897	Caixa Seguridade Participacoes S.A.	553,679
433,171	CCR S.A.	1,093,942
63,156	Centrais Eletricas Brasileiras S.A.	414,689
164,142	Cia de Saneamento Basico do Estado de Sao Paulo	1,639,007
354,438	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	1,515,389
504,427	Cia Energetica de Minas Gerais (Preference Shares)	1,138,542
1,649,736	Cia Paranaense de Energia, Class B (Preference Shares)	2,258,909
853,401	Cia Siderurgica Nacional S.A.	2,599,712
64,784	Energisa S.A.	513,573
504,427	Equatorial Energia S.A.	2,683,138
582,960	Gerdau S.A. (Preference Shares)	2,908,790
245,317	Hypera S.A.	1,824,710
483,574	Itau Unibanco Holding S.A. (Preference Shares)	2,360,410
1,227,214	Itausa S.A. (Preference Shares)	1,990,293
540,170	JBS S.A.	1,902,364
149,522	Klabin S.A.	533,665
292,332	Lojas Renner S.A.	955,705
492,884	Petro Rio S.A. (b)	3,033,087
455,338	Petroleo Brasileiro S.A. (Preference Shares)	2,106,695
238,787	Raia Drogasil S.A.	1,151,899
618,534	Sendas Distribuidora S.A.	1,896,441
121,969	Suzano S.A.	1,001,077
201,073	Telefonica Brasil S.A.	1,533,700
673,961	TIM S.A.	1,672,786
150,684	Vale S.A.	2,387,006
314,645	Vibra Energia S.A.	894,560
		48,731,170
	Chile – 18.1%
16,929,615	Banco de Chile	1,644,210
784,705	Cencosud S.A.	1,516,319
36,029,368	Cia Sud Americana de Vapores S.A. (c)	3,590,751
1,305,089	Empresas CMPC S.A.	2,181,032
387,531	Empresas Copec S.A.	2,735,031
498,064	Falabella S.A. (c)	1,146,751
Shares	Description	Value

	Chile (Continued)
26,672	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (c)	$2,143,180
		14,957,274
	Colombia – 0.6%
82,264	Bancolombia S.A. (Preference Shares)	515,453
	Mexico – 21.0%
208,702	Arca Continental S.A.B. de C.V.	1,892,216
2,907,395	Cemex S.A.B. de C.V., Series CPO (b)	1,600,519
341,989	El Puerto de Liverpool S.A.B. de C.V.	2,143,030
79,929	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	760,922
568,616	Grupo Bimbo S.A.B. de C.V., Series A	2,858,226
410,331	Grupo Carso S.A.B. de C.V., Series A1	2,040,725
78,013	Grupo Financiero Banorte S.A.B. de C.V., Class O	656,833
444,304	Grupo Mexico S.A.B. de C.V., Series B	2,101,691
51,531	Industrias Penoles S.A.B. de C.V. (b)	766,960
1,194,631	Orbia Advance Corp. S.A.B. de C.V.	2,598,091
		17,419,213
	Total Common Stocks	81,623,110
	(Cost $83,482,542)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.8%
	Mexico – 0.8%
486,670	Fibra Uno Administracion S.A. de C.V.	681,392
	(Cost $568,995)
	Total Investments – 99.4%	82,304,502
	(Cost $84,051,537)
	Net Other Assets and Liabilities – 0.6%	492,085
	Net Assets – 100.0%	$82,796,587

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $6,880,682 or 8.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

Sector Allocation	% of Total Long-Term Investments
Materials	26.3%
Consumer Staples	16.0
Financials	14.5
Utilities	12.3
Energy	9.6
Industrials	8.2
Consumer Discretionary	6.2
Communication Services	3.9
Health Care	2.2
Real Estate	0.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Brazilian Real	59.2%
Mexican Peso	22.0
Chilean Peso	18.2
Colombian Peso	0.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Chile	$ 14,957,274	$ 8,076,592	$ 6,880,682	$ —
Other Country Categories*	66,665,836	66,665,836	—	—
Real Estate Investment Trusts*	681,392	681,392	—	—
Total Investments	$ 82,304,502	$ 75,423,820	$ 6,880,682	$—

*	See Portfolio of Investments for country breakout.

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.0%
	Aerospace & Defense – 2.0%
30,105	Embraer S.A. (a)	$123,486
	Banks – 8.6%
28,436	Banco Bradesco S.A. (Preference Shares)	73,889
12,404	Banco do Brasil S.A.	95,714
15,282	Banco Santander Brasil S.A.	80,805
17,232	Itau Unibanco Holding S.A. (Preference Shares)	84,113
126,556	Itausa S.A. (Preference Shares)	205,248
		539,769
	Capital Markets – 0.5%
16,306	B3 S.A. - Brasil Bolsa Balcao	33,298
	Chemicals – 0.6%
9,066	Braskem S.A., Class A (Preference Shares)	34,629
	Communications Equipment – 1.5%
21,222	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	95,717
	Consumer Staples Distribution & Retail – 4.1%
18,162	Raia Drogasil S.A.	87,613
55,316	Sendas Distribuidora S.A.	169,600
		257,213
	Containers & Packaging – 1.2%
21,572	Klabin S.A.	76,993
	Diversified Telecommunication Services – 2.7%
22,467	Telefonica Brasil S.A.	171,369
	Electric Utilities – 12.6%
37,461	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	160,163
58,007	Cia Energetica de Minas Gerais (Preference Shares)	130,928
81,694	Cia Paranaense de Energia, Class B (Preference Shares)	111,860
41,443	EDP - Energias do Brasil S.A.	182,667
4,872	Energisa S.A.	38,623
15,944	Equatorial Energia S.A.	84,809
12,426	Transmissora Alianca de Energia Eletrica S.A.	85,390
		794,440
	Electrical Equipment – 2.8%
22,373	WEG S.A.	178,995
Shares	Description	Value

	Financial Services – 3.8%
123,320	Cielo S.A.	$118,005
9,336	Pagseguro Digital, Ltd., Class A (a)	80,009
4,322	StoneCo Ltd., Class A (a)	41,232
		239,246
	Food Products – 9.3%
48,977	JBS S.A.	172,486
24,047	M. Dias Branco S.A.	119,655
24,366	Sao Martinho S.A.	129,896
18,367	SLC Agricola S.A.	165,209
		587,246
	Ground Transportation – 1.4%
11,574	Rumo S.A.	43,045
17,041	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	44,885
		87,930
	Independent Power & Renewable Electricity Producers – 0.6%
18,055	Eneva S.A. (a)	37,297
	Insurance – 6.8%
25,559	BB Seguridade Participacoes S.A.	163,940
25,796	Caixa Seguridade Participacoes S.A.	44,788
46,522	Porto Seguro S.A.	215,884
		424,612
	Metals & Mining – 14.5%
36,238	Bradespar S.A. (Preference Shares)	191,756
59,216	Cia Siderurgica Nacional S.A.	180,389
38,503	Gerdau S.A. (Preference Shares)	192,123
83,037	Metalurgica Gerdau S.A. (Preference Shares)	193,812
9,694	Vale S.A.	153,564
		911,644
	Oil, Gas & Consumable Fuels – 11.0%
12,582	Cosan S.A.	37,460
28,944	Petro Rio S.A. (a)	178,114
43,959	Petroleo Brasileiro S.A. (Preference Shares)	203,383
32,508	Petroreconcavo S.A.	130,392
51,245	Ultrapar Participacoes S.A.	141,144
		690,493
	Paper & Forest Products – 1.8%
13,395	Suzano S.A.	109,941

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals – 1.7%
14,296	Hypera S.A.	$106,336
	Specialty Retail – 0.6%
13,852	Vibra Energia S.A.	39,382
	Transportation Infrastructure – 2.4%
59,722	CCR S.A.	150,823
	Water Utilities – 2.4%
15,073	Cia de Saneamento Basico do Estado de Sao Paulo	150,508
	Wireless Telecommunication Services – 2.1%
52,113	TIM S.A.	129,346
	Total Investments – 95.0%	5,970,713
	(Cost $5,127,606)
	Net Other Assets and Liabilities – 5.0%	313,117
	Net Assets – 100.0%	$6,283,830

(a)	Non-income producing security.

Country Allocation†	% of Net Assets
Brazil	93.1%
Cayman Islands	1.9
Total Investments	95.0
Net Other Assets and Liabilities	5.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Brazilian Real	98.0%
United States Dollar	2.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,970,713	$ 5,970,713	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 1.9%
591,428	Sinotrans Ltd., Class H (a)	$183,249
	Automobiles – 2.1%
447,274	Dongfeng Motor Group Co., Ltd., Class H (a)	210,113
	Banks – 2.7%
176,142	Bank of China Ltd., Class H (a)	67,527
111,858	Bank of Communications Co., Ltd., Class H (a)	70,348
102,858	China Construction Bank Corp., Class H (a)	66,569
210,856	China Everbright Bank Co., Ltd., Class H (a)	63,966
		268,410
	Biotechnology – 3.0%
57,858	Akeso, Inc. (a) (b) (c) (d) (e)	298,733
	Capital Markets – 0.6%
462,856	China Cinda Asset Management Co., Ltd., Class H (a)	58,501
	Chemicals – 0.7%
378,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H (a)	65,951
	Construction & Engineering – 3.6%
118,307	China Conch Venture Holdings Ltd. (a)	207,183
578,570	Metallurgical Corp. of China Ltd., Class H (a)	149,541
		356,724
	Construction Materials – 5.1%
73,100	Anhui Conch Cement Co., Ltd., Class H (a)	253,344
234,000	China National Building Material Co., Ltd., Class H (a)	192,330
120,628	China Resources Cement Holdings Ltd. (a)	59,234
		504,908
	Consumer Staples Distribution & Retail – 4.8%
300,856	Alibaba Health Information Technology Ltd. (a) (c)	216,983
35,036	JD Health International, Inc. (a) (c) (d) (e)	259,791
		476,774
	Diversified Telecommunication Services – 2.2%
1,786,373	China Tower Corp., Ltd., Class H (a) (d) (e)	216,205
Shares	Description	Value

	Electrical Equipment – 2.5%
150,686	Dongfang Electric Corp., Ltd., Class H (a)	$243,456
	Electronic Equipment, Instruments & Components – 4.4%
100,864	Kingboard Holdings Ltd. (a)	310,138
116,356	Kingboard Laminates Holdings Ltd. (a)	121,622
		431,760
	Energy Equipment & Services – 1.7%
159,428	China Oilfield Services Ltd., Class H (a)	163,891
	Financial Services – 1.5%
164,572	Far East Horizon Ltd. (a)	147,785
	Food Products – 0.7%
64,286	Uni-President China Holdings Ltd. (a)	64,837
	Gas Utilities – 3.7%
100,286	Beijing Enterprises Holdings Ltd. (a)	360,987
	Health Care Equipment & Supplies – 1.3%
78,172	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (a)	124,912
	Health Care Providers & Services – 5.0%
26,742	Hygeia Healthcare Holdings Co., Ltd. (a) (d) (e)	190,684
100,800	Sinopharm Group Co., Ltd., Class H (a)	304,594
		495,278
	Hotels, Restaurants & Leisure – 0.6%
21,858	Haidilao International Holding Ltd. (a) (d) (e)	59,239
	Industrial Conglomerates – 1.2%
157,500	Fosun International Ltd. (a)	115,413
	Insurance – 4.3%
154,542	China Taiping Insurance Holdings Co., Ltd. (a)	164,325
385,714	People’s Insurance Co. Group of China (The) Ltd., Class H (a)	128,706
133,802	PICC Property & Casualty Co., Ltd., Class H (a)	136,492
		429,523

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services – 0.5%
5,528	Hangzhou Tigermed Consulting Co., Ltd., Class H (a) (d) (e)	$52,083
	Marine Transportation – 7.1%
314,344	COSCO SHIPPING Holdings Co., Ltd., Class H (a)	354,384
18,000	Orient Overseas International Ltd. (a)	345,517
		699,901
	Metals & Mining – 13.5%
601,714	Aluminum Corp. of China Ltd., Class H (a)	304,773
271,627	China Hongqiao Group Ltd. (a)	261,029
217,286	Jiangxi Copper Co., Ltd., Class H (a)	367,868
236,572	Zijin Mining Group Co., Ltd., Class H (a)	394,687
		1,328,357
	Oil, Gas & Consumable Fuels – 11.9%
236,360	China Coal Energy Co., Ltd., Class H (a)	179,370
529,714	China Petroleum & Chemical Corp., Class H (a)	312,595
242,512	Inner Mongolia Yitai Coal Co., Ltd., Class B (a)	356,443
560,570	PetroChina Co., Ltd., Class H (a)	331,148
		1,179,556
	Pharmaceuticals – 4.5%
396,000	China Resources Pharmaceutical Group Ltd. (a) (d) (e)	313,335
128,572	Simcere Pharmaceutical Group Ltd. (a) (b) (d) (e)	135,111
		448,446
	Real Estate Management & Development – 6.8%
65,572	C&D International Investment Group Ltd. (a)	215,353
48,564	China Overseas Land & Investment Ltd. (a)	117,160
25,200	China Resources Mixc Lifestyle Services Ltd. (a) (d) (e)	132,495
171,300	Sunac China Holdings Ltd. (a) (c) (f) (g)	49,972
105,428	Yuexiu Property Co., Ltd. (a)	159,409
		674,389
Shares	Description	Value

	Transportation Infrastructure – 2.0%
131,142	China Merchants Port Holdings Co., Ltd. (a)	$201,328
	Total Common Stocks	9,860,709
	(Cost $10,702,784)
MONEY MARKET FUNDS – 2.7%
266,095	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (h) (i)	266,095
	(Cost $266,095)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.4%
$42,836	BNP Paribas S.A., 4.74% (h), dated 3/31/23, due 4/3/23, with a maturity value of $42,853. Collateralized by U.S. Treasury Notes, interest rates of 1.50% to 2.13%, due 5/15/25 to 11/30/28. The value of the collateral including accrued interest is $43,825. (i)	42,836
	(Cost $42,836)
	Total Investments – 103.0%	10,169,640
	(Cost $11,011,715)
	Net Other Assets and Liabilities – (3.0)%	(297,979)
	Net Assets – 100.0%	$9,871,661

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $9,860,709 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $293,964 and the total value of the collateral held by the Fund is $308,931.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of March 31, 2023.
(i)	This security serves as collateral for securities on loan.

Country Allocation†	% of Net Assets
China	54.2%
Cayman Islands	22.6
Hong Kong	17.4
Bermuda	5.7
United States	3.1
Total Investments	103.0
Net Other Assets and Liabilities	(3.0)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	93.5%
United States Dollar	6.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Real Estate Management & Development	$ 674,389	$ —	$ 624,417	$ 49,972
Other Industry Categories*	9,186,320	—	9,186,320	—
Money Market Funds	266,095	266,095	—	—
Repurchase Agreements	42,836	—	42,836	—
Total Investments	$ 10,169,640	$ 266,095	$ 9,853,573	$ 49,972

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.3%
	Air Freight & Logistics – 1.3%
23,600	NIPPON EXPRESS HOLDINGS, Inc. (a)	$1,424,032
	Automobile Components – 3.1%
37,900	Aisin Corp. (a)	1,044,620
72,900	NGK Spark Plug Co., Ltd. (a) (b)	1,508,513
58,900	Sumitomo Electric Industries Ltd. (a)	756,684
		3,309,817
	Automobiles – 6.7%
43,900	Honda Motor Co., Ltd. (a)	1,161,206
28,800	Isuzu Motors Ltd. (a)	344,188
177,000	Mazda Motor Corp. (a)	1,632,647
349,500	Mitsubishi Motors Corp. (a) (c)	1,377,309
212,800	Nissan Motor Co., Ltd. (a)	805,361
22,300	Subaru Corp. (a)	355,988
58,900	Yamaha Motor Co., Ltd. (a)	1,541,460
		7,218,159
	Banks – 6.3%
46,300	Chiba Bank (The) Ltd. (a)	298,833
14,800	Fukuoka Financial Group, Inc. (a)	284,766
250,300	Mitsubishi UFJ Financial Group, Inc. (a)	1,604,090
95,800	Mizuho Financial Group, Inc. (a)	1,357,253
123,400	Resona Holdings, Inc. (a)	595,299
42,100	Sumitomo Mitsui Financial Group, Inc. (a)	1,684,740
29,000	Sumitomo Mitsui Trust Holdings, Inc. (a)	996,323
		6,821,304
	Broadline Retail – 0.3%
30,600	Isetan Mitsukoshi Holdings Ltd. (a)	342,607
	Building Products – 1.0%
30,100	AGC, Inc. (a)	1,122,156
	Capital Markets – 0.3%
17,900	SBI Holdings, Inc. (a)	355,491
	Chemicals – 6.8%
94,900	Asahi Kasei Corp. (a)	664,691
195,400	Mitsubishi Chemical Group Corp. (a)	1,162,136
44,600	Mitsui Chemicals, Inc. (a)	1,151,598
11,300	Nitto Denko Corp. (a)	731,351
15,000	Shin-Etsu Chemical Co., Ltd. (a)	486,916
375,600	Sumitomo Chemical Co., Ltd. (a)	1,264,637
141,300	Tosoh Corp. (a)	1,920,195
		7,381,524
Shares	Description	Value

	Commercial Services & Supplies – 3.0%
33,600	Dai Nippon Printing Co., Ltd. (a)	$940,749
113,900	Toppan, Inc. (a)	2,295,351
		3,236,100
	Construction & Engineering – 1.3%
86,900	Kajima Corp. (a)	1,048,661
10,300	Taisei Corp. (a)	318,670
		1,367,331
	Consumer Staples Distribution & Retail – 3.2%
8,900	Lawson, Inc. (a)	376,807
27,200	MatsukiyoCocokara & Co. (a)	1,440,829
23,600	Seven & i Holdings Co., Ltd. (a)	1,066,109
22,900	Sundrug Co., Ltd. (a)	628,264
		3,512,009
	Electric Utilities – 2.2%
97,800	Chubu Electric Power Co., Inc. (a)	1,031,732
69,200	Kansai Electric Power (The) Co., Inc. (a)	673,934
187,200	Tokyo Electric Power Co., Holdings, Inc. (a) (c)	668,719
		2,374,385
	Electronic Equipment, Instruments & Components – 1.7%
23,300	Taiyo Yuden Co., Ltd. (a)	785,642
30,500	TDK Corp. (a)	1,094,833
		1,880,475
	Entertainment – 0.3%
3,500	Toei Animation Co., Ltd. (a) (b)	349,648
	Financial Services – 1.3%
273,900	Mitsubishi HC Capital, Inc. (a)	1,414,351
	Gas Utilities – 0.9%
51,700	Tokyo Gas Co., Ltd. (a)	971,609
	Ground Transportation – 1.5%
61,900	Seibu Holdings, Inc. (a)	635,268
23,400	West Japan Railway Co. (a)	963,884
		1,599,152
	Household Durables – 4.1%
88,500	Iida Group Holdings Co., Ltd. (a)	1,444,910
39,800	Panasonic Holdings Corp. (a)	356,095
24,100	Sekisui Chemical Co., Ltd. (a)	342,279
19,100	Sekisui House Ltd. (a)	389,282
95,500	Sumitomo Forestry Co., Ltd. (a)	1,897,147
		4,429,713

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates – 0.7%
13,400	Hitachi Ltd. (a)	$736,473
	Insurance – 5.2%
59,200	Dai-ichi Life Holdings, Inc. (a)	1,088,302
120,400	Japan Post Holdings Co., Ltd. (a)	977,164
38,400	Japan Post Insurance Co., Ltd. (a)	598,497
20,800	MS&AD Insurance Group Holdings, Inc. (a)	644,610
116,800	T&D Holdings, Inc. (a)	1,447,605
47,400	Tokio Marine Holdings, Inc. (a)	912,211
		5,668,389
	IT Services – 0.7%
19,200	NEC Corp. (a)	741,220
	Machinery – 6.4%
44,800	Hitachi Construction Machinery Co., Ltd. (a)	1,044,166
9,600	Hoshizaki Corp. (a)	354,666
34,600	IHI Corp. (a)	869,124
57,600	Kawasaki Heavy Industries, Ltd. (a)	1,260,959
15,300	Komatsu Ltd. (a)	379,825
33,900	Mitsubishi Heavy Industries Ltd. (a)	1,248,911
105,900	NGK Insulators Ltd. (a)	1,404,287
5,900	Toyota Industries Corp. (a)	328,695
		6,890,633
	Marine Transportation – 4.8%
80,000	Kawasaki Kisen Kaisha Ltd. (a) (b)	1,834,868
67,500	Mitsui OSK Lines Ltd. (a) (b)	1,692,741
71,500	Nippon Yusen KK (a) (b)	1,670,122
		5,197,731
	Metals & Mining – 5.5%
144,800	JFE Holdings, Inc. (a)	1,837,865
96,800	Nippon Steel Corp. (a)	2,282,688
47,600	Sumitomo Metal Mining Co., Ltd. (a)	1,821,363
		5,941,916
	Oil, Gas & Consumable Fuels – 4.6%
495,900	ENEOS Holdings, Inc. (a)	1,739,870
72,400	Idemitsu Kosan Co., Ltd. (a)	1,585,037
159,300	Inpex Corp. (a)	1,685,796
		5,010,703
	Paper & Forest Products – 1.2%
335,600	Oji Holdings Corp. (a)	1,328,760
Shares	Description	Value

	Passenger Airlines – 2.1%
47,800	ANA Holdings, Inc. (a) (c)	$1,038,929
66,100	Japan Airlines Co., Ltd. (a)	1,288,825
		2,327,754
	Pharmaceuticals – 0.3%
5,100	Eisai Co., Ltd. (a)	289,678
	Real Estate Management & Development – 0.3%
71,100	Tokyu Fudosan Holdings Corp. (a)	341,491
	Semiconductors & Semiconductor Equipment – 4.5%
6,000	Disco Corp. (a)	697,990
75,300	Renesas Electronics Corp. (a) (c)	1,090,405
9,400	Rohm Co., Ltd. (a)	783,457
39,200	Shinko Electric Industries Co., Ltd. (a)	1,219,400
76,000	SUMCO Corp. (a)	1,143,340
		4,934,592
	Specialty Retail – 0.9%
11,500	ABC-Mart, Inc. (a)	636,393
3,600	Shimamura Co., Ltd. (a)	366,411
		1,002,804
	Technology Hardware, Storage & Peripherals – 2.4%
88,400	Brother Industries Ltd. (a)	1,331,827
92,300	Seiko Epson Corp. (a) (b)	1,318,787
		2,650,614
	Textiles, Apparel & Luxury Goods – 1.2%
30,300	Asics Corp. (a)	863,079
4,700	Goldwin, Inc. (a)	448,421
		1,311,500
	Trading Companies & Distributors – 11.3%
42,900	ITOCHU Corp. (a)	1,397,101
147,000	Marubeni Corp. (a)	1,999,158
52,000	Mitsubishi Corp. (a)	1,868,696
57,700	Mitsui & Co., Ltd. (a)	1,798,500
88,200	Sojitz Corp. (a)	1,843,007
101,300	Sumitomo Corp. (a)	1,794,565
36,600	Toyota Tsusho Corp. (a)	1,560,524
		12,261,551

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Transportation Infrastructure – 0.9%
20,300	Japan Airport Terminal Co., Ltd. (a) (c)	$1,014,042
	Total Common Stocks	106,759,714
	(Cost $102,172,818)
MONEY MARKET FUNDS – 5.9%
6,406,973	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (d) (e)	6,406,973
	(Cost $6,406,973)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.0%
$1,031,395	BNP Paribas S.A., 4.74% (d), dated 3/31/23, due 4/3/23, with a maturity value of $1,031,802. Collateralized by U.S. Treasury Notes, interest rates of 1.50% to 2.13%, due 5/15/25 to 11/30/28. The value of the collateral including accrued interest is $1,055,205. (e)	1,031,395
	(Cost $1,031,395)
	Total Investments – 105.2%	114,198,082
	(Cost $109,611,186)
	Net Other Assets and Liabilities – (5.2)%	(5,597,670)
	Net Assets – 100.0%	$108,600,412

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $106,759,714 or 98.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,095,870 and the total value of the collateral held by the Fund is $7,438,368.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of March 31, 2023.
(e)	This security serves as collateral for securities on loan.

Country Allocation†	% of Net Assets
Japan	98.3%
United States	6.9
Total Investments	105.2
Net Other Assets and Liabilities	(5.2)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Japanese Yen	93.5%
United States Dollar	6.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 106,759,714	$ —	$ 106,759,714	$ —
Money Market Funds	6,406,973	6,406,973	—	—
Repurchase Agreements	1,031,395	—	1,031,395	—
Total Investments	$ 114,198,082	$ 6,406,973	$ 107,791,109	$—

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.7%
	Australia – 5.2%
249,194	Allkem Ltd. (a) (b)	$1,996,319
24,005	Ampol Ltd. (a)	489,412
17,911	BHP Group Ltd. (a)	566,237
227,113	BlueScope Steel Ltd. (a)	3,074,059
120,990	Brambles Ltd. (a)	1,090,876
82,074	Fortescue Metals Group Ltd. (a)	1,233,701
512,557	Harvey Norman Holdings Ltd. (a) (c)	1,233,564
100,775	IGO Ltd. (a)	864,159
589,959	Incitec Pivot Ltd. (a)	1,243,176
567,589	New Hope Corp., Ltd. (a)	2,158,089
41,621	Newcrest Mining Ltd. (a)	742,951
26,781	OZ Minerals Ltd. (a)	504,360
756,865	Pilbara Minerals Ltd. (a)	2,013,566
412,493	Qantas Airways Ltd. (a) (b)	1,841,144
22,180	Rio Tinto Ltd. (a)	1,782,158
950,371	South32 Ltd. (a)	2,785,281
383,051	Whitehaven Coal Ltd. (a)	1,724,460
		25,343,512
	Austria – 0.9%
10,187	BAWAG Group AG (a) (d) (e)	494,773
14,907	CA Immobilien Anlagen AG (a)	400,518
48,491	OMV AG (a)	2,226,860
74,204	Raiffeisen Bank International AG (a)	1,139,120
		4,261,271
	Belgium – 0.6%
42,758	Proximus S.A.D.P. (a)	413,481
22,759	Solvay S.A. (a)	2,602,862
		3,016,343
	Canada – 10.6%
54,806	Alimentation Couche-Tard, Inc.	2,755,507
69,169	AltaGas Ltd.	1,153,073
147,031	ARC Resources Ltd.	1,667,766
40,300	Aritzia, Inc. (b)	1,293,238
412,027	B2Gold Corp.	1,627,987
18,968	Canadian Natural Resources Ltd.	1,049,661
52,004	Capital Power Corp. (c)	1,602,254
18,214	CCL Industries, Inc., Class B	904,838
86,439	Cenovus Energy, Inc.	1,508,126
359,881	Crescent Point Energy Corp.	2,540,337
15,376	Dollarama, Inc.	918,919
74,818	Element Fleet Management Corp.	982,626
155,815	Enerplus Corp.	2,245,857
1,932	Fairfax Financial Holdings Ltd.	1,284,898
50,957	Imperial Oil Ltd.	2,591,398
12,476	Intact Financial Corp.	1,785,503
349,462	Lundin Mining Corp.	2,373,704
157,710	MEG Energy Corp. (b)	2,533,396
21,166	Nutrien Ltd.	1,563,136
38,501	Onex Corp.	1,799,847
Shares	Description	Value

	Canada (Continued)
55,559	Saputo, Inc.	$1,437,587
14,678	Spin Master Corp. (d) (e)	408,030
10,075	Stantec, Inc.	588,994
47,023	Suncor Energy, Inc.	1,459,922
72,707	Teck Resources Ltd., Class B	2,654,895
19,516	TFI International, Inc.	2,328,779
35,715	Tourmaline Oil Corp.	1,488,323
103,115	Vermilion Energy, Inc.	1,337,481
6,533	Waste Connections, Inc.	909,254
30,509	West Fraser Timber Co., Ltd.	2,176,151
348,713	Whitecap Resources, Inc.	2,696,301
		51,667,788
	Cayman Islands – 1.2%
73,855	CK Asset Holdings Ltd. (a)	447,759
240,499	CK Hutchison Holdings Ltd. (a)	1,487,883
826,967	Shimao Group Holdings Ltd. (a) (b) (f) (g)	232,818
1,888,412	Sino Biopharmaceutical Ltd. (a)	1,058,447
719,270	SITC International Holdings Co., Ltd. (a)	1,545,826
1,407,840	WH Group Ltd. (a) (d) (e)	839,279
		5,612,012
	Denmark – 0.7%
1,214	AP Moller - Maersk A.S., Class B (a)	2,206,699
16,937	Jyske Bank A.S. (a) (b)	1,186,903
		3,393,602
	Finland – 1.2%
138,108	Kojamo Oyj (a)	1,625,349
30,332	Neste Oyj (a)	1,498,519
103,832	Stora Enso Oyj, Class R (a)	1,350,842
41,722	UPM-Kymmene Oyj (a)	1,401,358
		5,876,068
	France – 5.6%
24,137	Arkema S.A. (a)	2,383,211
479,491	Bollore SE (a)	2,964,042
24,463	Cie de Saint-Gobain (a)	1,390,565
153,018	Engie S.A. (a)	2,421,464
33,659	Eurazeo SE (a)	2,395,860
24,637	Nexans S.A. (a)	2,454,786
48,977	Orange S.A. (a)	581,855
32,394	Renault S.A. (a) (b)	1,320,255
58,524	Rexel S.A. (a)	1,391,392
23,475	Sodexo S.A. (a)	2,292,818
41,985	SPIE S.A. (a)	1,218,605
38,171	TotalEnergies SE (a)	2,250,704
284,013	Vivendi SE (a)	2,871,812
12,269	Wendel SE (a)	1,297,320
		27,234,689
	Germany – 8.1%
34,320	BASF SE (a)	1,801,754

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Germany (Continued)
32,350	Bayerische Motoren Werke AG (a)	$3,545,517
246,707	Commerzbank AG (a)	2,597,391
61,317	Covestro AG (a) (d) (e)	2,539,342
229,651	Deutsche Lufthansa AG (a) (b)	2,554,295
26,262	Evonik Industries AG (a)	552,530
15,598	Fresenius Medical Care AG & Co., KGaA (a)	662,045
20,645	Fresenius SE & Co., KGaA (a)	557,482
11,746	Hannover Rueck SE (a)	2,297,287
33,278	HeidelbergCement AG (a)	2,429,867
116,709	K+S AG (a)	2,485,302
36,923	LEG Immobilien SE (a)	2,029,141
34,600	Mercedes-Benz Group AG (a)	2,660,836
3,659	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	1,279,317
38,943	Porsche Automobil Holding SE (Preference Shares) (a)	2,235,602
59,946	RWE AG (a)	2,579,380
12,447	Talanx AG (a)	576,939
22,461	VERBIO Vereinigte BioEnergie AG (a)	1,055,152
12,493	Volkswagen AG (Preference Shares) (a)	1,704,949
20,390	Vonovia SE (a)	384,042
17,064	Wacker Chemie AG (a)	2,773,049
		39,301,219
	Hong Kong – 0.3%
177,811	Swire Pacific Ltd., Class A (a)	1,366,475
	Ireland – 1.5%
364,457	AIB Group PLC (a)	1,475,156
206,350	Bank of Ireland Group PLC (a)	2,087,912
27,399	CRH PLC (a)	1,384,205
153,820	Glanbia PLC (a)	2,221,236
		7,168,509
	Israel – 0.2%
21,782	First International Bank of Israel (The) Ltd. (a)	771,033
54,815	ICL Group Ltd. (a)	371,403
		1,142,436
	Italy – 1.8%
9,047	Brunello Cucinelli S.p.A. (a)	897,614
166,087	Eni S.p.A. (a)	2,316,311
134,823	Pirelli & C S.p.A. (a) (d) (e)	675,418
61,176	Prysmian S.p.A. (a)	2,568,824
129,900	UniCredit S.p.A. (a)	2,448,338
		8,906,505
Shares	Description	Value

	Japan – 27.3%
23,800	Aeon Co., Ltd. (a)	$461,739
28,600	AGC, Inc. (a)	1,066,235
17,300	Aisin Corp. (a)	476,832
64,800	Ajinomoto Co., Inc. (a)	2,254,254
94,500	ANA Holdings, Inc. (a) (b)	2,053,950
67,200	Asahi Kasei Corp. (a)	470,677
77,300	Brother Industries Ltd. (a)	1,164,596
40,500	Canon, Inc. (a)	901,930
15,900	Daiichi Sankyo Co., Ltd. (a)	579,995
14,200	Daito Trust Construction Co., Ltd. (a)	1,414,744
8,600	East Japan Railway Co. (a)	475,937
690,300	ENEOS Holdings, Inc. (a)	2,421,925
25,000	Fukuoka Financial Group, Inc. (a)	481,023
73,800	Hankyu Hanshin Holdings, Inc. (a)	2,188,320
81,700	Haseko Corp. (a)	949,652
3,700	Hikari Tsushin, Inc. (a)	519,948
72,000	Hitachi Construction Machinery Co., Ltd. (a)	1,678,124
102,400	Idemitsu Kosan Co., Ltd. (a)	2,241,820
98,100	Iida Group Holdings Co., Ltd. (a)	1,601,646
189,000	Inpex Corp. (a)	2,000,097
104,800	Isetan Mitsukoshi Holdings Ltd. (a)	1,173,374
201,000	Isuzu Motors Ltd. (a)	2,402,149
99,500	Japan Airlines Co., Ltd. (a)	1,940,062
27,000	Japan Tobacco, Inc. (a)	570,336
191,500	JFE Holdings, Inc. (a)	2,430,602
71,000	JGC Holdings Corp. (a)	882,393
158,000	Kawasaki Kisen Kaisha Ltd. (a) (c)	3,623,863
53,300	Kintetsu Group Holdings Co., Ltd. (a)	1,717,002
28,800	Kirin Holdings Co., Ltd. (a)	455,638
17,600	Kyocera Corp. (a)	918,121
82,200	Kyushu Railway Co. (a)	1,828,931
13,500	Lawson, Inc. (a)	571,561
253,200	Marubeni Corp. (a)	3,443,449
30,900	MatsukiyoCocokara & Co. (a)	1,636,824
134,400	Mazda Motor Corp. (a)	1,239,705
97,000	Mitsubishi Chemical Group Corp. (a)	576,905
48,500	Mitsubishi Corp. (a)	1,742,918
516,500	Mitsubishi HC Capital, Inc. (a)	2,667,076
40,100	Mitsubishi Heavy Industries Ltd. (a)	1,477,325
619,800	Mitsubishi Motors Corp. (a) (b)	2,442,506
103,900	Mitsui & Co., Ltd. (a)	3,238,547
68,300	Mitsui Chemicals, Inc. (a)	1,763,545
123,400	Mitsui OSK Lines Ltd. (a) (c)	3,094,582
107,000	NGK Insulators Ltd. (a)	1,418,874

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Japan (Continued)
100,300	NGK Spark Plug Co., Ltd. (a) (c)	$2,075,499
34,900	NIPPON EXPRESS HOLDINGS, Inc. (a)	2,105,878
160,000	Nippon Steel Corp. (a)	3,773,039
16,400	Nippon Telegraph & Telephone Corp. (a)	490,077
130,100	Nippon Yusen KK (a) (c)	3,038,921
139,100	Nissan Motor Co., Ltd. (a)	526,436
19,100	Nissin Foods Holdings Co., Ltd. (a)	1,746,500
78,400	Nomura Real Estate Holdings, Inc. (a)	1,736,060
239,100	Oji Holdings Corp. (a)	946,682
29,400	Osaka Gas Co., Ltd. (a)	482,977
75,200	Pan Pacific International Holdings Corp. (a)	1,454,837
48,000	Persol Holdings Co., Ltd. (a)	966,476
60,500	Ricoh Co., Ltd. (a)	453,819
110,800	Rohto Pharmaceutical Co., Ltd. (a)	2,318,797
24,700	SBI Holdings, Inc. (a)	490,538
88,800	Seibu Holdings, Inc. (a)	911,338
65,300	Seiko Epson Corp. (a) (c)	933,010
53,500	Sekisui House Ltd. (a)	1,090,396
55,300	Seven & i Holdings Co., Ltd. (a)	2,498,130
10,500	Shimamura Co., Ltd. (a)	1,068,698
151,200	Sojitz Corp. (a)	3,159,441
33,400	Sompo Holdings, Inc. (a)	1,323,479
38,100	SUMCO Corp. (a)	573,174
387,300	Sumitomo Chemical Co., Ltd. (a)	1,304,031
142,500	Sumitomo Corp. (a)	2,524,438
77,200	Sumitomo Metal Mining Co., Ltd. (a)	2,953,974
12,500	Suntory Beverage & Food Ltd. (a)	465,606
31,900	Taisei Corp. (a)	986,950
17,200	Taiyo Yuden Co., Ltd. (a)	579,959
57,700	TDK Corp. (a)	2,071,208
50,200	TIS, Inc. (a)	1,327,571
37,700	Tobu Railway Co., Ltd. (a)	902,567
50,100	Tokio Marine Holdings, Inc. (a)	964,172
78,600	Tokyo Gas Co., Ltd. (a)	1,477,146
256,500	Tokyu Fudosan Holdings Corp. (a)	1,231,960
89,400	Toppan, Inc. (a)	1,801,619
90,200	Toray Industries, Inc. (a)	516,010
12,500	Toshiba Corp. (a)	419,745
199,380	Tosoh Corp. (a)	2,709,473
10,800	Toyo Suisan Kaisha Ltd. (a)	451,343
28,600	Toyota Tsusho Corp. (a)	1,219,426
8,100	Trend Micro, Inc. (a)	397,390
22,900	Yakult Honsha Co., Ltd. (a)	1,663,923
71,200	Yamaha Motor Co., Ltd. (a)	1,863,360
Shares	Description	Value

	Japan (Continued)
71,600	Zensho Holdings Co., Ltd. (a)	$2,121,912
		132,777,717
	Jersey – 0.6%
415,558	Glencore PLC (a)	2,391,212
177,399	Man Group PLC (a)	516,803
		2,908,015
	Luxembourg – 1.7%
109,565	ArcelorMittal S.A. (a)	3,319,413
915,321	Samsonite International S.A. (a) (b) (d) (e)	2,838,186
136,596	Tenaris S.A. (a)	1,935,455
		8,093,054
	Netherlands – 1.5%
12,851	Heineken Holding N.V. (a)	1,179,056
5,036	Heineken N.V. (a)	541,122
113,260	Koninklijke Philips N.V. (a)	2,080,235
60,314	OCI N.V. (a)	2,044,636
8,398	Prosus N.V. (a)	657,598
17,017	Signify N.V. (a) (d) (e)	567,433
		7,070,080
	New Zealand – 0.1%
90,702	Infratil Ltd. (a)	522,731
	Norway – 1.6%
27,402	Aker ASA, Class A (a)	1,762,084
69,734	Equinor ASA (a)	1,982,427
328,633	Norsk Hydro ASA (a)	2,452,727
38,710	Yara International ASA (a)	1,682,360
		7,879,598
	Portugal – 0.3%
306,084	EDP - Energias de Portugal S.A. (a)	1,667,826
	Singapore – 2.0%
167,500	City Developments Ltd. (a)	929,450
94,200	Jardine Cycle & Carriage Ltd. (a)	2,218,317
562,500	Keppel Corp., Ltd. (a)	2,386,533
1,033,400	Sembcorp Industries Ltd. (a)	3,410,254
124,800	Singapore Airlines Ltd. (a)	538,321
		9,482,875
	South Korea – 7.3%
6,175	CJ CheilJedang Corp. (a)	1,547,016
67,460	Hanwha Galleria Co., Ltd. (b)	110,374
59,815	Hanwha Solutions Corp. (b)	2,467,308
11,720	Hyundai Glovis Co., Ltd. (a)	1,431,306
3,318	Hyundai Mobis Co., Ltd. (a)	551,086
3,602	Hyundai Motor Co. (a)	512,466
35,319	Kia Corp. (a)	2,204,191
5,334	Korea Zinc Co., Ltd. (a)	2,269,426
57,466	Korean Air Lines Co., Ltd. (a)	1,026,010

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	South Korea (Continued)
52,611	KT Corp. (a)	$1,189,517
17,170	LG Corp. (a)	1,093,321
16,151	LG Electronics, Inc. (a)	1,441,376
4,639	LG Innotek Co., Ltd. (a)	972,856
118,126	LG Uplus Corp. (a)	984,138
4,598	Lotte Chemical Corp. (a)	675,516
4,232	POSCO Future M Co., Ltd. (a)	891,974
15,040	POSCO Holdings, Inc. (a)	4,255,136
17,013	Samsung Electro-Mechanics Co., Ltd. (a)	2,008,746
35,870	Samsung Electronics Co., Ltd. (a)	1,773,806
55,817	Samsung Engineering Co., Ltd. (a) (b)	1,364,121
38,188	SK Hynix, Inc. (a)	2,613,394
8,846	SK Innovation Co., Ltd. (a) (h)	1,225,672
12,496	SK Telecom Co., Ltd. (a)	463,628
3,302	SK, Inc. (a)	439,965
31,363	S-Oil Corp. (a)	1,931,909
		35,444,258
	Spain – 1.7%
10,028	Acciona S.A. (a)	2,012,013
58,749	ACS Actividades de Construccion y Servicios S.A. (a)	1,871,140
410,468	CaixaBank S.A. (a)	1,601,628
47,285	Iberdrola S.A. (a)	589,067
153,507	Repsol S.A. (a)	2,360,612
		8,434,460
	Sweden – 1.7%
14,209	Boliden AB (a)	558,190
157,412	Castellum AB (a) (c)	1,831,297
549,997	Fastighets AB Balder, Class B (a) (b)	2,259,709
514,530	SSAB AB, Class B (a)	3,677,933
		8,327,129
	Switzerland – 0.7%
14,792	BKW AG (a)	2,325,724
41,982	Coca-Cola HBC AG (a)	1,149,266
		3,474,990
	United Kingdom – 8.3%
181,792	3i Group PLC (a)	3,789,182
857,429	abrdn PLC (a)	2,158,039
29,074	Anglo American PLC (a)	967,045
232,358	Barratt Developments PLC (a)	1,337,171
352,303	Beazley PLC (a)	2,605,097
458,783	BP PLC (a)	2,899,749
327,620	BT Group PLC (a)	590,152
43,971	Burberry Group PLC (a)	1,407,944
1,683,627	Centrica PLC (a)	2,204,937
88,111	Compass Group PLC (a)	2,214,367
Shares	Description	Value

	United Kingdom (Continued)
443,811	Harbour Energy PLC (a)	$1,504,004
52,078	IG Group Holdings PLC (a)	449,406
456,176	J Sainsbury PLC (a)	1,569,787
541,138	Kingfisher PLC (a)	1,749,234
85,554	Mondi PLC (a)	1,358,343
351,983	NatWest Group PLC (a)	1,148,531
137,603	Pearson PLC (a)	1,440,006
128,501	Persimmon PLC (a)	1,995,328
24,360	Rio Tinto PLC (a)	1,653,508
88,448	Shell PLC (a)	2,520,644
52,664	Smiths Group PLC (a)	1,116,939
1,800,219	Taylor Wimpey PLC (a)	2,648,433
10,012	Unilever PLC (a)	518,812
393,166	Vodafone Group PLC (a)	433,700
		40,280,358
	Total Common Stocks	450,653,520
	(Cost $417,658,856)
REAL ESTATE INVESTMENT TRUSTS – 6.0%
	Australia – 1.3%
120,250	Charter Hall Group (a)	893,289
357,638	Dexus (a)	1,808,157
540,669	GPT (The) Group (a)	1,545,100
422,175	Stockland (a)	1,130,498
795,680	Vicinity Ltd. (a)	1,040,628
		6,417,672
	Belgium – 0.4%
72,132	Warehouses De Pauw CVA (a)	2,144,927
	Canada – 1.0%
45,714	Granite Real Estate Investment Trust	2,830,784
93,992	SmartCentres Real Estate Investment Trust	1,847,848
		4,678,632
	France – 0.6%
27,442	Covivio (a)	1,596,306
11,267	Gecina S.A. (a)	1,169,521
		2,765,827
	Singapore – 0.4%
2,070,900	Frasers Logistics & Commercial Trust (a) (d)	2,044,019
	Spain – 0.4%
229,238	Merlin Properties Socimi S.A. (a)	2,005,709
	United Kingdom – 1.9%
566,579	British Land (The) Co., PLC (a)	2,717,693
304,637	Land Securities Group PLC (a)	2,338,561
263,877	Segro PLC (a)	2,513,639

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	United Kingdom (Continued)
138,934	UNITE Group (The) PLC (a)	$1,645,986
		9,215,879
	Total Real Estate Investment Trusts	29,272,665
	(Cost $28,958,329)
MONEY MARKET FUNDS – 2.8%
13,581,841	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (i) (j)	13,581,841
	(Cost $13,581,841)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.5%
$2,186,405	BNP Paribas S.A., 4.74% (i), dated 3/31/23, due 4/3/23, with a maturity value of $2,187,269. Collateralized by U.S. Treasury Notes, interest rates of 1.50% to 2.13%, due 5/15/25 to 11/30/28. The value of the collateral including accrued interest is $2,236,879. (j)	2,186,405
	(Cost $2,186,405)
	Total Investments – 102.0%	495,694,431
	(Cost $462,385,431)
	Net Other Assets and Liabilities – (2.0)%	(9,512,638)
	Net Assets – 100.0%	$486,181,793

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $421,002,083 or 86.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $14,933,354 and the total value of the collateral held by the Fund is $15,768,246.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2023 through March 31, 2023), the Fund received 271 PIK shares of SK Innovation Co., Ltd.
(i)	Rate shown reflects yield as of March 31, 2023.
(j)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Materials	20.5%
Industrials	18.6
Consumer Discretionary	12.8
Energy	12.0
Real Estate	9.4
Financials	9.2
Consumer Staples	6.0
Utilities	4.7
Information Technology	3.5
Communication Services	2.3
Health Care	1.0
Total	100.0%

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Japanese Yen	26.8%
Euro	25.2
Canadian Dollar	11.4
British Pound Sterling	10.8
South Korean Won	7.1
Australian Dollar	6.4
United States Dollar	3.2
Singapore Dollar	2.3
Hong Kong Dollar	2.0
Swedish Krona	1.7
Norwegian Krone	1.6
Danish Krone	0.7
Swiss Franc	0.5
Israeli Shekel	0.2
New Zealand Dollar	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 51,667,788	$ 51,667,788	$ —	$ —
Cayman Islands	5,612,012	—	5,379,194	232,818
South Korea	35,444,258	2,577,682	32,866,576	—
Other Country Categories*	357,929,462	—	357,929,462	—
Real Estate Investment Trusts:
Canada	4,678,632	4,678,632	—	—
Other Country Categories*	24,594,033	—	24,594,033	—
Money Market Funds	13,581,841	13,581,841	—	—
Repurchase Agreements	2,186,405	—	2,186,405	—
Total Investments	$ 495,694,431	$ 72,505,943	$ 422,955,670	$ 232,818

*	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.2%
	Bermuda – 1.7%
654,587	China Gas Holdings Ltd. (b)	$921,617
2,171,482	Kunlun Energy Co., Ltd. (b)	1,695,339
223,800	Orient Overseas International Ltd. (b)	4,295,929
		6,912,885
	Brazil – 11.4%
219,513	Atacadao S.A.	536,607
855,650	Banco Bradesco S.A. (Preference Shares)	2,223,344
440,698	Banco do Brasil S.A.	3,400,586
338,720	CCR S.A.	855,413
85,565	Cia de Saneamento Basico do Estado de Sao Paulo	854,392
369,518	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	1,579,863
394,415	Cia Energetica de Minas Gerais (Preference Shares)	890,234
1,934,876	Cia Paranaense de Energia, Class B (Preference Shares)	2,649,338
1,000,900	Cia Siderurgica Nacional S.A.	3,049,038
473,315	Equatorial Energia S.A.	2,517,648
911,631	Gerdau S.A. (Preference Shares)	4,548,757
287,748	Hypera S.A.	2,140,319
604,949	Itau Unibanco Holding S.A. (Preference Shares)	2,952,863
959,572	Itausa S.A. (Preference Shares)	1,556,232
675,752	JBS S.A.	2,379,854
304,725	Lojas Renner S.A.	996,220
616,601	Petro Rio S.A. (c)	3,794,412
712,012	Petroleo Brasileiro S.A. (Preference Shares)	3,294,238
725,449	Sendas Distribuidora S.A.	2,224,246
104,775	Telefonica Brasil S.A.	799,180
351,301	TIM S.A.	871,936
176,701	Vale S.A.	2,799,144
		46,913,864
	Cayman Islands – 6.1%
911,896	C&D International Investment Group Ltd. (b)	2,994,863
4,737,605	China Hongqiao Group Ltd. (b)	4,552,752
6,768,271	China Resources Cement Holdings Ltd. (b)	3,323,570
775,593	China State Construction International Holdings Ltd. (b)	877,451
1,064,992	Country Garden Services Holdings Co., Ltd. (b)	1,836,143
1,669,309	Greentown China Holdings Ltd. (b)	2,160,533
1,387,068	Kingboard Holdings Ltd. (b)	4,264,981
1,757,614	Sunac China Holdings Ltd. (b) (c) (d) (e)	512,737
1,617,473	Xinyi Glass Holdings Ltd. (b)	2,893,495
Shares	Description	Value

	Cayman Islands (Continued)
469,988	Zhen Ding Technology Holding Ltd. (b)	$1,768,383
		25,184,908
	Chile – 4.4%
17,649,463	Banco de Chile	1,714,122
613,532	Cencosud S.A.	1,185,554
56,342,101	Cia Sud Americana de Vapores S.A. (b)	5,615,154
2,040,838	Empresas CMPC S.A.	3,410,597
484,787	Empresas Copec S.A.	3,421,423
33,386	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (b)	2,682,671
		18,029,521
	China – 14.0%
9,523,118	Angang Steel Co., Ltd., Class H (b)	3,042,615
989,340	Anhui Conch Cement Co., Ltd., Class H (b)	3,428,770
4,324,849	China Coal Energy Co., Ltd., Class H (b)	3,282,056
1,356,585	China Construction Bank Corp., Class H (b)	877,975
3,073,735	China National Building Material Co., Ltd., Class H (b)	2,526,375
5,483,810	China Petroleum & Chemical Corp., Class H (b)	3,236,105
3,199,642	China Railway Group Ltd., Class H (b)	1,952,542
525,463	China Shenhua Energy Co., Ltd., Class H (b)	1,653,592
14,664,005	China Tower Corp., Ltd., Class H (b) (f) (g)	1,774,786
12,442,908	COSCO SHIPPING Development Co., Ltd., Class H (b)	1,653,026
1,887,568	COSCO SHIPPING Energy Transportation Co., Ltd., Class H (b)	1,951,843
3,343,425	COSCO SHIPPING Holdings Co., Ltd., Class H (b)	3,769,299
12,317,944	Datang International Power Generation Co., Ltd., Class H (b)	2,230,143
575,720	Dongfang Electric Corp., Ltd., Class H (b)	930,164
4,398,374	Dongfeng Motor Group Co., Ltd., Class H (b)	2,066,190
1,657,165	Inner Mongolia ERDOS Resources Co., Ltd., Class B (b)	3,146,278
2,602,176	Inner Mongolia Yitai Coal Co., Ltd., Class B (b)	3,824,673

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
678,496	Jiangxi Copper Co., Ltd., Class H (b)	$1,148,702
7,649,944	PetroChina Co., Ltd., Class H (b)	4,519,085
391,409	Sinopharm Group Co., Ltd., Class H (b)	1,182,748
9,331,393	Sinotrans Ltd., Class H (b)	2,891,246
1,381,284	Yangtze Optical Fibre and Cable Joint Stock Ltd., Co., Class H (b) (f) (g)	2,846,175
1,079,081	Yankuang Energy Group Co., Ltd., Class H (b)	3,863,591
		57,797,979
	Hong Kong – 4.4%
1,116,968	Beijing Enterprises Holdings Ltd. (b)	4,020,608
2,496,253	China Merchants Port Holdings Co., Ltd. (b)	3,832,227
300,950	China Overseas Land & Investment Ltd. (b)	726,035
4,571,084	China Resources Pharmaceutical Group Ltd. (b) (f) (g)	3,616,866
2,529,351	Fosun International Ltd. (b)	1,853,452
2,599,288	Yuexiu Property Co., Ltd. (b)	3,930,173
		17,979,361
	Hungary – 1.7%
704,146	MOL Hungarian Oil & Gas PLC (b)	5,157,022
91,544	Richter Gedeon Nyrt (b)	1,911,365
		7,068,387
	India – 7.1%
73,887	Adani Enterprises Ltd. (b)	1,581,077
683,498	Adani Power Ltd. (b) (c)	1,595,943
1,672,584	Ashok Leyland Ltd. (b)	2,846,832
1,446,278	Bank of Baroda (b)	2,983,069
34,737	Eicher Motors Ltd. (b)	1,248,149
163,422	Hindalco Industries Ltd. (b)	810,267
384,291	ITC Ltd. (b)	1,798,054
34,561	Larsen & Toubro Ltd. (b)	912,283
150,978	Mahindra & Mahindra Ltd. (b)	2,133,535
120,275	State Bank of India (b)	768,863
4,158,266	Steel Authority of India Ltd. (b)	4,199,946
589,660	Tata Power (The) Co., Ltd. (b)	1,370,317
2,571,180	Tata Steel Ltd. (b)	3,284,609
48,978	Titan Co., Ltd. (b)	1,504,322
472,700	Vedanta Ltd. (b)	1,583,497
4,078,548	YES Bank Ltd. (b) (c)	748,965
		29,369,728
	Indonesia – 4.3%
15,085,490	Adaro Energy Indonesia Tbk PT (b)	2,924,302
5,410,273	Astra International Tbk PT (b)	2,167,848
Shares	Description	Value

	Indonesia (Continued)
1,267,682	Bank Mandiri Persero Tbk PT (b)	$872,985
14,325,785	Bukit Asam Tbk PT (b)	3,815,642
5,280,743	Indah Kiat Pulp & Paper Tbk PT (b)	2,646,625
6,528,846	Kalbe Farma Tbk PT (b)	915,024
1,819,875	United Tractors Tbk PT (b)	3,536,731
1,866,827	Vale Indonesia Tbk PT (b) (c)	829,510
		17,708,667
	Malaysia – 0.2%
455,200	Tenaga Nasional Bhd (b)	952,576
	Mexico – 2.6%
217,550	Arca Continental S.A.B. de C.V.	1,972,437
178,243	El Puerto de Liverpool S.A.B. de C.V.	1,116,937
666,862	Grupo Bimbo S.A.B. de C.V., Series A	3,352,073
427,805	Grupo Carso S.A.B. de C.V., Series A1	2,127,630
934,054	Orbia Advance Corp. S.A.B. de C.V.	2,031,386
		10,600,463
	Philippines – 0.6%
602,670	Jollibee Foods Corp. (b)	2,484,458
	Poland – 2.7%
221,017	KGHM Polska Miedz S.A. (b)	6,277,541
361,868	Polski Koncern Naftowy ORLEN S.A. (b)	4,884,492
		11,162,033
	Russia – 0.0%
76,383,797	Inter RAO UES PJSC (b) (d) (e)	0
11,679	Magnit PJSC (b) (c) (d) (e)	0
4,142,443	Magnitogorsk Iron & Steel Works PJSC (b) (c) (d) (e)	0
262,800,255	RusHydro PJSC (b) (d) (e)	0
403,137	Tatneft PJSC (b) (d) (e)	0
		0
	South Africa – 4.3%
208,962	Exxaro Resources Ltd. (b)	2,184,074
95,648	Gold Fields Ltd. (b)	1,281,264
332,475	Impala Platinum Holdings Ltd. (b)	3,060,214
89,903	Northam Platinum Holdings Ltd. (c)	730,938
678,902	Pepkor Holdings Ltd. (f) (g)	657,359
424,875	Remgro Ltd.	3,207,860
197,363	Sasol Ltd. (b)	2,667,093
129,962	Shoprite Holdings Ltd. (b)	1,621,850
1,007,026	Sibanye Stillwater Ltd. (b)	2,079,324
		17,489,976

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan – 12.2%
90,572	Accton Technology Corp. (b)	$951,923
932,839	ASE Technology Holding Co., Ltd. (b)	3,461,824
319,220	Asustek Computer, Inc. (b)	2,864,047
6,276,627	AUO Corp. (b)	3,813,299
1,865,971	China Steel Corp. (b)	1,895,744
1,540,059	Far Eastern New Century Corp. (b)	1,585,062
9,492,243	Innolux Corp. (b)	4,554,292
371,136	Nan Ya Plastics Corp. (b)	945,400
2,544,475	Nanya Technology Corp. (b)	5,580,845
340,500	Novatek Microelectronics Corp. (b)	4,838,687
2,090,411	United Microelectronics Corp. (b)	3,658,079
3,075,054	Walsin Lihwa Corp. (b)	4,952,666
1,864,330	Wan Hai Lines Ltd. (b)	4,219,398
146,700	Yageo Corp. (b)	2,557,292
2,024,840	Yang Ming Marine Transport Corp. (b)	4,298,600
		50,177,158
	Thailand – 4.9%
2,010,000	Bangkok Dusit Medical Services PCL, Class F	1,734,025
390,700	Bumrungrad Hospital PCL	2,582,196
747,100	Central Retail Corp PCL	977,708
131,800	Delta Electronics Thailand PCL	4,401,684
1,127,600	Gulf Energy Development PCL	1,739,462
1,517,600	Indorama Ventures PCL	1,531,136
551,300	PTT Exploration & Production PCL (b)	2,429,294
710,300	PTT Global Chemical PCL	950,321
3,451,000	PTT Oil & Retail Business PCL	2,149,621
1,743,000	PTT PCL (b)	1,616,186
		20,111,633
	Turkey – 16.6%
6,441,757	Akbank T.A.S. (b)	5,699,928
1,985,751	Aselsan Elektronik Sanayi Ve Ticaret A.S. (b)	5,382,413
628,593	BIM Birlesik Magazalar A.S. (b)	4,882,156
2,580,530	Enka Insaat ve Sanayi A.S. (b)	3,951,725
2,007,647	Eregli Demir ve Celik Fabrikalari T.A.S. (b) (c)	3,714,868
222,429	Ford Otomotiv Sanayi A.S. (b)	6,792,918
1,601,916	KOC Holding A.S. (b)	6,398,742
1,030,118	Turk Hava Yollari AO (b) (c)	6,378,950
3,743,019	Turkiye Garanti Bankasi A.S. (b)	5,451,113
9,671,200	Turkiye Is Bankasi A.S., Class C (b)	6,547,456
251,165	Turkiye Petrol Rafinerileri A.S. (b)	6,953,255
Shares	Description	Value

	Turkey (Continued)
2,861,038	Turkiye Sise ve Cam Fabrikalari A.S. (b)	$6,319,039
		68,472,563
	Total Investments – 99.2%	408,416,160
	(Cost $417,596,081)
	Net Other Assets and Liabilities – 0.8%	3,365,738
	Net Assets – 100.0%	$411,781,898

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $320,507,827 or 77.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(g)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Industrials	20.2%
Materials	19.1
Energy	16.2
Information Technology	11.2
Financials	9.6
Consumer Discretionary	6.0
Utilities	5.6
Consumer Staples	4.9
Health Care	3.4
Real Estate	3.0
Communication Services	0.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	24.3%
Turkish Lira	16.8
New Taiwan Dollar	12.7
Brazilian Real	11.5
Indian Rupee	7.2
Thai Baht	4.9
Chilean Peso	4.4
Indonesian Rupiah	4.4
South African Rand	4.3
Polish Zloty	2.7
Mexican Peso	2.6
Hungarian Forint	1.7
United States Dollar	1.7
Philippine Peso	0.6
Malaysian Ringgit	0.2
Russian Ruble	0.0**
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 46,913,864	$ 46,913,864	$ —	$ —
Cayman Islands	25,184,908	—	24,672,171	512,737
Chile	18,029,521	9,731,696	8,297,825	—
Mexico	10,600,463	10,600,463	—	—
Russia	—**	—	—	—**
South Africa	17,489,976	4,596,157	12,893,819	—
Other Country Categories*	290,197,428	—	290,197,428	—
Total Investments	$ 408,416,160	$ 71,842,180	$ 336,061,243	$ 512,737

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Aerospace & Defense – 0.9%
542	MTU Aero Engines AG (a)	$135,630
	Air Freight & Logistics – 0.9%
3,115	Deutsche Post AG (a)	145,893
	Automobile Components – 2.6%
51,643	Schaeffler AG (Preference Shares) (a)	393,295
	Automobiles – 15.6%
5,256	Bayerische Motoren Werke AG (a)	576,051
8,923	Mercedes-Benz Group AG (a)	686,203
10,692	Porsche Automobil Holding SE (Preference Shares) (a)	613,796
3,765	Volkswagen AG (Preference Shares) (a)	513,818
		2,389,868
	Banks – 2.5%
37,201	Commerzbank AG (a)	391,661
	Capital Markets – 2.1%
31,045	Deutsche Bank AG (a)	315,703
	Chemicals – 16.3%
4,724	BASF SE (a)	248,004
8,993	Covestro AG (a) (b) (c)	372,430
18,328	Evonik Industries AG (a)	385,605
3,347	FUCHS PETROLUB SE (Preference Shares) (a)	136,472
29,815	K+S AG (a)	634,906
2,906	LANXESS AG (a)	119,562
3,671	Wacker Chemie AG (a)	596,570
		2,493,549
	Construction Materials – 2.9%
6,169	HeidelbergCement AG (a)	450,443
	Consumer Staples Distribution & Retail – 3.4%
60,038	METRO AG (a) (d)	516,042
	Diversified Telecommunication Services – 2.3%
47,577	Telefonica Deutschland Holding AG (a)	146,454
11,601	United Internet AG (a)	199,979
		346,433
	Electrical Equipment – 0.9%
6,234	Siemens Energy AG (a) (d)	137,469
	Entertainment – 3.0%
7,354	CTS Eventim AG & Co., KGaA (a)	459,742
Shares	Description	Value

	Food Products – 3.7%
33,528	Suedzucker AG (a)	$563,285
	Ground Transportation – 1.1%
1,275	Sixt SE (a)	169,833
	Health Care Providers & Services – 3.4%
7,168	Fresenius Medical Care AG & Co., KGaA (a)	304,240
8,348	Fresenius SE & Co., KGaA (a)	225,423
		529,663
	Independent Power & Renewable Electricity Producers – 3.0%
10,538	RWE AG (a)	453,433
	Industrial Conglomerates – 0.9%
845	Siemens AG (a)	136,893
	Insurance – 6.9%
2,363	Hannover Rueck SE (a)	462,157
721	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	252,087
7,417	Talanx AG (a)	343,790
		1,058,034
	Machinery – 6.2%
11,356	Daimler Truck Holding AG (a)	383,254
8,186	KION Group AG (a)	317,405
2,087	Krones AG (a)	246,857
		947,516
	Metals & Mining – 7.1%
5,740	Aurubis AG (a)	531,769
76,945	thyssenkrupp AG (a)	554,128
		1,085,897
	Multi-Utilities – 4.8%
58,694	E.ON SE (a)	732,191
	Passenger Airlines – 5.1%
70,553	Deutsche Lufthansa AG (a) (d)	784,726
	Real Estate Management & Development – 4.4%
9,002	LEG Immobilien SE (a)	494,714

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development (Continued)
9,952	Vonovia SE (a)	$187,444
		682,158
	Total Investments – 100.0%	15,319,357
	(Cost $17,366,339)
	Net Other Assets and Liabilities – 0.0%	2,922
	Net Assets – 100.0%	$15,322,279

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $15,319,357 or 100.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.

Country Allocation†	% of Net Assets
Germany	100.0%
Total Investments	100.0
Net Other Assets and Liabilities	0.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Euro	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,319,357	$ —	$ 15,319,357	$ —

*	See Portfolio of Investments for industry breakout.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.6%
	Aerospace & Defense – 2.5%
9,409	BAE Systems PLC (a)	$113,813
259,242	Rolls-Royce Holdings PLC (a) (b)	477,488
		591,301
	Banks – 5.8%
152,418	Barclays PLC (a)	274,338
15,617	HSBC Holdings PLC (a)	106,141
354,714	Lloyds Banking Group PLC (a)	208,554
151,843	NatWest Group PLC (a)	495,468
38,820	Standard Chartered PLC (a)	294,219
		1,378,720
	Broadline Retail – 1.0%
39,163	B&M European Value Retail S.A. (a)	233,324
	Capital Markets – 7.4%
30,018	3i Group PLC (a)	625,680
170,225	abrdn PLC (a)	428,435
41,196	IG Group Holdings PLC (a)	355,500
62,994	Investec PLC (a)	349,585
		1,759,200
	Chemicals – 1.6%
1,220	Croda International PLC (a)	98,056
11,359	Johnson Matthey PLC (a)	278,481
		376,537
	Consumer Staples Distribution & Retail – 2.6%
110,984	J Sainsbury PLC (a)	381,917
71,845	Tesco PLC (a)	235,539
		617,456
	Containers & Packaging – 3.3%
100,202	DS Smith PLC (a)	390,119
10,490	Smurfit Kappa Group PLC (a)	380,325
		770,444
	Distributors – 1.6%
39,287	Inchcape PLC (a)	376,594
	Diversified Consumer Services – 1.1%
25,725	Pearson PLC (a)	269,210
	Diversified Telecommunication Services – 2.2%
287,506	BT Group PLC (a)	517,893
	Electric Utilities – 1.3%
14,113	SSE PLC (a)	314,915
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 0.5%
2,683	Spectris PLC (a)	$121,731
	Food Products – 1.5%
10,221	Associated British Foods PLC (a)	245,283
11,324	Tate & Lyle PLC (a)	109,672
		354,955
	Hotels, Restaurants & Leisure – 3.8%
16,801	Compass Group PLC (a)	422,235
1,428	Flutter Entertainment PLC (a) (b)	257,672
1,698	InterContinental Hotels Group PLC (a)	111,161
3,134	Whitbread PLC (a)	115,774
		906,842
	Household Durables – 7.0%
40,594	Barratt Developments PLC (a)	233,610
6,404	Berkeley Group Holdings PLC (a)	331,778
33,089	Persimmon PLC (a)	513,797
396,152	Taylor Wimpey PLC (a)	582,808
		1,661,993
	Independent Power & Renewable Electricity Producers – 1.8%
57,281	Drax Group PLC (a)	430,256
	Industrial Conglomerates – 1.9%
5,922	DCC PLC (a)	345,201
5,038	Smiths Group PLC (a)	106,850
		452,051
	Insurance – 4.5%
59,262	Beazley PLC (a)	438,212
72,786	Direct Line Insurance Group PLC (a)	123,646
29,569	Hiscox Ltd. (a)	404,588
32,280	Legal & General Group PLC (a)	95,472
		1,061,918
	Leisure Products – 1.0%
1,881	Games Workshop Group PLC (a)	224,048
	Machinery – 1.9%
19,302	Weir Group (The) PLC (a)	442,816
	Media – 3.7%
51,993	Informa PLC (a)	445,656
428,620	ITV PLC (a)	440,230
		885,886

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining – 6.5%
7,465	Anglo American PLC (a)	$248,297
15,633	Antofagasta PLC (a)	306,211
4,597	Endeavour Mining PLC (a)	113,485
153,120	Evraz PLC (a) (b) (c) (d)	0
8,931	Fresnillo PLC (a)	82,470
72,898	Glencore PLC (a)	419,471
5,556	Rio Tinto PLC (a)	377,130
		1,547,064
	Multi-Utilities – 2.8%
417,207	Centrica PLC (a)	546,389
8,075	National Grid PLC (a)	109,231
		655,620
	Oil, Gas & Consumable Fuels – 4.3%
84,794	BP PLC (a)	535,943
17,313	Shell PLC (a)	493,396
		1,029,339
	Paper & Forest Products – 1.9%
28,570	Mondi PLC (a)	453,607
	Passenger Airlines – 2.6%
325,168	International Consolidated Airlines Group S.A. (a) (b)	607,467
	Personal Care Products – 0.4%
1,926	Unilever PLC (a)	99,803
	Pharmaceuticals – 3.0%
1,436	AstraZeneca PLC (a)	198,964
16,807	GSK PLC (a)	296,969
10,379	Hikma Pharmaceuticals PLC (a)	215,129
		711,062
	Specialty Retail – 4.4%
22,687	Frasers Group PLC (a) (b)	217,602
127,686	JD Sports Fashion PLC (a)	281,193
170,559	Kingfisher PLC (a)	551,334
		1,050,129
	Textiles, Apparel & Luxury Goods – 1.6%
11,902	Burberry Group PLC (a)	381,100
	Tobacco – 1.1%
2,454	British American Tobacco PLC (a)	86,024
7,778	Imperial Brands PLC (a)	178,860
		264,884
	Trading Companies & Distributors – 4.2%
3,413	Ashtead Group PLC (a)	209,575
8,704	Diploma PLC (a)	303,053
Shares	Description	Value

	Trading Companies & Distributors (Continued)
43,022	Howden Joinery Group PLC (a)	$371,475
8,994	RS GROUP PLC (a)	101,689
		985,792
	Wireless Telecommunication Services – 1.8%
382,420	Vodafone Group PLC (a)	421,846
	Total Common Stocks	21,955,803
	(Cost $24,683,049)
REAL ESTATE INVESTMENT TRUSTS – 6.8%
	Diversified REITs – 2.5%
81,537	British Land (The) Co., PLC (a)	391,106
25,921	Land Securities Group PLC (a)	198,984
		590,090
	Industrial REITs – 2.1%
52,736	Segro PLC (a)	502,353
	Residential REITs – 2.2%
44,252	UNITE Group (The) PLC (a)	524,264
	Total Real Estate Investment Trusts	1,616,707
	(Cost $2,083,791)
	Total Investments – 99.4%	23,572,510
	(Cost $26,766,840)
	Net Other Assets and Liabilities – 0.6%	153,306
	Net Assets – 100.0%	$23,725,816

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $23,572,510 or 99.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Country Allocation†	% of Net Assets
United Kingdom	88.2%
Ireland	4.1
Spain	2.6
Jersey	1.8
Bermuda	1.7
Luxembourg	1.0
Total Investments	99.4
Net Other Assets and Liabilities	0.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
British Pound Sterling	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,955,803	$ —	$ 21,955,803	$—**
Real Estate Investment Trusts*	1,616,707	—	1,616,707	—
Total Investments	$ 23,572,510	$—	$ 23,572,510	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.3%
	Automobiles – 12.0%
38,282	Bajaj Auto Ltd. (a)	$1,810,916
50,514	Eicher Motors Ltd. (a)	1,815,039
63,139	Hero MotoCorp Ltd. (a)	1,807,861
128,097	Mahindra & Mahindra Ltd. (a)	1,810,194
17,608	Maruti Suzuki India Ltd. (a)	1,780,672
353,747	Tata Motors Ltd. (a) (b)	1,822,544
		10,847,226
	Banks – 12.2%
174,910	Axis Bank Ltd. (a)	1,832,491
92,993	HDFC Bank Ltd. (a)	1,829,065
171,747	ICICI Bank Ltd. (a)	1,835,365
143,912	IndusInd Bank Ltd. (a)	1,877,328
85,481	Kotak Mahindra Bank Ltd. (a)	1,806,800
285,723	State Bank of India (a)	1,826,496
75,422	YES Bank Ltd. (a) (b)	13,850
		11,021,395
	Chemicals – 3.9%
51,988	Asian Paints Ltd. (a)	1,751,563
208,038	UPL Ltd. (a)	1,820,136
		3,571,699
	Construction & Engineering – 2.0%
67,670	Larsen & Toubro Ltd. (a)	1,786,238
	Construction Materials – 4.0%
89,372	Grasim Industries Ltd. (a)	1,778,943
19,565	UltraTech Cement Ltd. (a)	1,818,050
		3,596,993
	Consumer Finance – 2.0%
26,061	Bajaj Finance Ltd. (a)	1,788,167
	Electric Utilities – 2.0%
662,251	Power Grid Corp. of India Ltd. (a)	1,823,231
	Financial Services – 4.0%
117,635	Bajaj Finserv Ltd. (a)	1,820,088
56,896	Housing Development Finance Corp., Ltd. (a)	1,824,545
		3,644,633
	Food Products – 6.1%
34,583	Britannia Industries Ltd. (a)	1,822,883
7,716	Nestle India Ltd. (a)	1,852,669
208,424	Tata Consumer Products Ltd. (a)	1,801,113
		5,476,665
	Health Care Providers & Services – 2.0%
33,756	Apollo Hospitals Enterprise Ltd. (a)	1,775,252
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 2.0%
851,162	NTPC Ltd. (a)	$1,817,183
	Insurance – 4.0%
295,692	HDFC Life Insurance Co., Ltd. (a) (c) (d)	1,798,158
132,595	SBI Life Insurance Co., Ltd. (a) (c) (d)	1,778,873
		3,577,031
	IT Services – 10.1%
138,622	HCL Technologies Ltd. (a)	1,840,288
104,944	Infosys Ltd. (a)	1,834,751
46,684	Tata Consultancy Services Ltd. (a)	1,829,912
132,150	Tech Mahindra Ltd. (a)	1,781,470
403,492	Wipro Ltd. (a)	1,800,134
		9,086,555
	Life Sciences Tools & Services – 2.0%
51,520	Divi’s Laboratories Ltd. (a)	1,774,016
	Metals & Mining – 6.1%
373,795	Hindalco Industries Ltd. (a)	1,853,323
221,236	JSW Steel Ltd. (a)	1,857,644
1,424,844	Tata Steel Ltd. (a)	1,820,197
		5,531,164
	Oil, Gas & Consumable Fuels – 8.0%
422,681	Bharat Petroleum Corp., Ltd. (a)	1,774,235
699,432	Coal India Ltd. (a)	1,823,277
970,127	Oil & Natural Gas Corp., Ltd. (a)	1,787,876
65,143	Reliance Industries Ltd. (a)	1,852,315
		7,237,703
	Personal Care Products – 2.0%
58,328	Hindustan Unilever Ltd. (a)	1,821,543
	Pharmaceuticals – 6.0%
163,906	Cipla Ltd. (a)	1,798,975
32,495	Dr. Reddy’s Laboratories Ltd. (a)	1,832,347
148,214	Sun Pharmaceutical Industries Ltd. (a)	1,775,941
		5,407,263
	Textiles, Apparel & Luxury Goods – 2.0%
58,436	Titan Co., Ltd. (a)	1,794,817
	Tobacco – 2.0%
383,381	ITC Ltd. (a)	1,793,796

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 2.0%
84,595	Adani Enterprises Ltd. (a)	$1,810,213
	Transportation Infrastructure – 2.0%
231,699	Adani Ports & Special Economic Zone Ltd. (a)	1,789,473
	Wireless Telecommunication Services – 1.9%
191,351	Bharti Airtel Ltd. (a)	1,745,026
	Total Investments – 100.3%	90,517,282
	(Cost $89,281,606)
	Net Other Assets and Liabilities – (0.3)%	(283,601)
	Net Assets – 100.0%	$90,233,681

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $90,517,282 or 100.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Country Allocation†	% of Net Assets
India	100.3%
Total Investments	100.3
Net Other Assets and Liabilities	(0.3)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Indian Rupee	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 90,517,282	$ —	$ 90,517,282	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.0%
	Banks – 0.7%
8,619	Banque Cantonale Vaudoise (a)	$813,341
	Building Products – 1.5%
3,477	Belimo Holding AG (a)	1,680,528
	Capital Markets – 8.9%
56,806	Julius Baer Group Ltd. (a)	3,880,329
936	Partners Group Holding AG (a)	881,452
133,374	UBS Group AG (a)	2,822,300
37,434	Vontobel Holding AG (a)	2,429,249
		10,013,330
	Chemicals – 4.7%
261,058	Clariant AG (a)	4,330,782
1,222	EMS-Chemie Holding AG (a)	1,010,141
		5,340,923
	Construction Materials – 4.6%
79,877	Holcim AG (a)	5,151,375
	Diversified Telecommunication Services – 3.4%
6,039	Swisscom AG (a)	3,853,921
	Electric Utilities – 4.2%
30,233	BKW AG (a)	4,753,489
	Electrical Equipment – 1.7%
54,518	ABB Ltd. (a)	1,875,502
	Food Products – 3.3%
418	Barry Callebaut AG (a)	885,646
1,954	Emmi AG (a)	1,960,025
7,139	Nestle S.A. (a)	870,462
		3,716,133
	Health Care Equipment & Supplies – 0.9%
3,488	Sonova Holding AG (a)	1,028,921
	Health Care Providers & Services – 2.3%
30,373	Galenica AG (a) (b) (c)	2,569,489
	Insurance – 10.5%
10,721	Baloise Holding AG (a)	1,669,435
21,286	Helvetia Holding AG (a)	2,967,024
3,209	Swiss Life Holding AG (a)	1,980,295
35,379	Swiss Re AG (a)	3,634,610
3,458	Zurich Insurance Group AG (a)	1,657,069
		11,908,433
	Life Sciences Tools & Services – 6.7%
8,441	Lonza Group AG (a)	5,081,480
5,564	Tecan Group AG (a)	2,437,253
		7,518,733
Shares	Description	Value

	Machinery – 14.3%
9,887	Bucher Industries AG (a)	$4,624,261
54,056	Georg Fischer AG (a)	4,207,196
34,967	SFS Group AG (a)	4,538,511
69,961	Stadler Rail AG (a)	2,735,546
		16,105,514
	Marine Transportation – 3.7%
14,217	Kuehne + Nagel International AG (a)	4,234,324
	Pharmaceuticals – 4.4%
45,754	Novartis AG (a)	4,201,066
2,633	Roche Holding AG (a)	752,360
		4,953,426
	Professional Services – 4.0%
100,447	Adecco Group AG (a)	3,658,786
10,896	DKSH Holding AG (a)	878,439
		4,537,225
	Real Estate Management & Development – 4.2%
21,150	PSP Swiss Property AG (a)	2,406,855
28,630	Swiss Prime Site AG (a)	2,380,803
		4,787,658
	Specialty Retail – 3.9%
99,312	Dufry AG (a) (d)	4,429,159
	Technology Hardware, Storage & Peripherals – 1.4%
26,811	Logitech International S.A. (a)	1,564,866
	Textiles, Apparel & Luxury Goods – 8.0%
25,518	Cie Financiere Richemont S.A., Class A (a)	4,091,968
14,542	Swatch Group (The) AG (a)	5,008,131
		9,100,099
	Transportation Infrastructure – 1.7%
10,691	Flughafen Zurich AG (a) (d)	1,958,760
	Total Investments – 99.0%	111,895,149
	(Cost $99,254,700)
	Net Other Assets and Liabilities – 1.0%	1,078,905
	Net Assets – 100.0%	$112,974,054

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $111,895,149 or 99.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.

Country Allocation†	% of Net Assets
Switzerland	99.0%
Total Investments	99.0
Net Other Assets and Liabilities	1.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Swiss Franc	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 111,895,149	$ —	$ 111,895,149	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 90.5%
	Australia – 2.6%
1,220	AGL Energy Ltd. (b)	$6,581
7,318	Austal Ltd. (b)	8,457
5,618	Beach Energy Ltd. (b)	5,319
1,162	Brickworks Ltd. (b)	17,657
46,585	Firefinch Ltd. (b) (c) (d)	1,868
47,670	Grange Resources Ltd. (b)	23,071
2,475	Healius Ltd. (b)	5,256
1,177	Lovisa Holdings Ltd. (b)	19,265
1,916	Monadelphous Group Ltd. (b)	16,139
14,020	NRW Holdings Ltd. (b)	22,596
4,473	Sandfire Resources Ltd. (b)	18,986
1,870	Sims Ltd. (b)	19,501
15,260	Syrah Resources Ltd. (b) (d)	18,900
9,589	Viva Energy Group Ltd. (b) (e) (f)	19,493
		203,089
	Austria – 0.9%
1,563	voestalpine AG (b)	53,146
532	Wienerberger AG (b)	15,402
		68,548
	Belgium – 1.0%
500	Barco N.V. (b)	14,904
846	Bekaert S.A. (b)	38,211
655	KBC Ancora (b)	30,181
		83,296
	Bermuda – 2.9%
2,204	BW LPG Ltd. (b) (e) (f)	16,525
675	FLEX LNG Ltd. (b)	22,290
3,580	Golden Ocean Group Ltd. (b)	33,818
12,072	Gulf Keystone Petroleum Ltd. (b)	21,719
11,230	Hopson Development Holdings Ltd. (b)	10,273
8,500	Kerry Properties Ltd. (b)	21,709
2,900	Lancashire Holdings Ltd. (b)	19,791
86,334	Pacific Basin Shipping Ltd. (b)	33,411
14,400	PAX Global Technology Ltd. (b)	12,092
1,344	Stolt-Nielsen Ltd. (b)	43,013
		234,641
	Canada – 8.8%
1,119	ADENTRA, Inc.	21,345
2,969	Advantage Energy Ltd. (d)	17,157
229	Ag Growth International, Inc.	10,390
13,840	Athabasca Oil Corp. (d)	33,077
2,520	Baytex Energy Corp. (d)	9,454
3,023	Birchcliff Energy Ltd.	17,134
720	Canadian Solar, Inc. (d)	28,663
1,832	Canfor Corp. (d)	29,442
4,152	Cardinal Energy Ltd.	21,874
917	Cascades, Inc.	7,457
6,061	Centerra Gold, Inc.	39,151
Shares	Description	Value

	Canada (Continued)
7,155	Crew Energy, Inc. (d)	$25,094
301	DREAM Unlimited Corp., Class A	5,272
4,801	Dundee Precious Metals, Inc.	35,026
1,025	Freehold Royalties Ltd.	11,020
1,524	Interfor Corp. (d)	24,831
1,415	Kelt Exploration Ltd. (d)	4,806
5,626	Lion Electric (The) Co. (d) (g)	10,464
167	Methanex Corp.	7,771
2,588	Mullen Group Ltd.	28,283
5,992	New Gold, Inc. (d)	6,517
1,503	NuVista Energy Ltd. (d)	12,155
2,969	Obsidian Energy Ltd. (d)	18,959
604	Paramount Resources Ltd., Class A	13,229
1,462	Parex Resources, Inc.	27,195
828	PrairieSky Royalty Ltd.	13,111
860	Russel Metals, Inc.	21,845
5,109	Secure Energy Services, Inc.	23,853
862	Stelco Holdings, Inc.	33,383
2,831	Surge Energy, Inc.	18,412
5,834	Tamarack Valley Energy Ltd.	17,051
3,696	Torex Gold Resources, Inc. (d)	61,504
2,467	Tricon Capital Group, Inc.	19,130
606	Uni-Select, Inc. (d)	20,895
164	Winpak Ltd.	5,209
		700,159
	Cayman Islands – 0.7%
15,000	Cowell e Holdings, Inc. (b) (d)	35,881
138,000	Truly International Holdings Ltd. (b)	19,205
		55,086
	Denmark – 0.8%
633	D/S Norden A/S (b)	42,569
451	NKT A.S. (b) (d)	23,522
		66,091
	Finland – 0.5%
7,733	Outokumpu OYJ (b)	42,123
	France – 1.3%
3,987	Derichebourg S.A. (b)	23,417
135	Eramet S.A. (b)	14,112
4,101	Etablissements Maurel et Prom S.A. (b)	15,321
337	Societe BIC S.A. (b)	21,257
2,786	Television Francaise 1 (b)	24,610
238	Vicat S.A. (b)	7,142
		105,859
	Germany – 3.4%
403	1&1 AG (b)	4,424
439	AIXTRON SE (b)	14,921

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
287	AURELIUS Equity Opportunities SE & Co. KGaA (b)	$4,629
406	Aurubis AG (b)	37,613
444	CropEnergies AG (b)	5,460
170	Hornbach Holding AG & Co. KGaA (b)	13,606
276	KION Group AG (b)	10,702
3,476	Kloeckner & Co., SE (b)	37,370
242	Krones AG (b)	28,624
1,399	Salzgitter AG (b)	55,413
2,666	TAG Immobilien AG (b)	18,456
2,497	thyssenkrupp AG (b)	17,982
328	Vitesco Technologies Group AG (b) (d)	23,718
		272,918
	Greece – 0.7%
3,231	FF Group (b) (c) (d) (h)	0
1,357	Motor Oil Hellas Corinth Refineries S.A. (b)	34,831
783	Mytilineos S.A. (b)	22,322
		57,153
	Isle Of Man (U.K.) – 0.3%
3,264	Playtech PLC (b) (d)	21,209
	Israel – 1.1%
337	Airport City Ltd. (b) (d)	4,461
395	Delek Automotive Systems Ltd. (b)	3,678
170	Delek Group Ltd. (b)	18,928
55	Israel Corp., Ltd. (b)	18,150
78,191	Oil Refineries Ltd. (b)	21,402
49	Paz Oil Co., Ltd. (b) (d)	4,798
583	Plus500 Ltd.	12,169
		83,586
	Italy – 0.7%
1,869	Anima Holding S.p.A (b) (e) (f)	7,595
751	Buzzi Unicem S.p.A (b)	18,228
16,829	Saras S.p.A. (b) (d)	26,149
		51,972
	Japan – 32.0%
900	Aeon Fantasy Co., Ltd. (b)	19,056
700	Alps Alpine Co., Ltd. (b) (g)	6,737
300	Amvis Holdings, Inc. (b)	6,986
1,100	Arcland Corp. (b)	12,401
2,000	Avex, Inc. (b)	22,629
1,100	AZ-COM MARUWA Holdings, Inc. (b)	16,568
600	Bic Camera, Inc. (b)	5,043
500	BML, Inc. (b)	11,672
500	C Uyemura & Co., Ltd. (b)	24,539
500	Canon Marketing Japan, Inc. (b)	11,913
Shares	Description	Value

	Japan (Continued)
500	Central Glass Co., Ltd. (b)	$11,100
6,400	Citizen Watch Co., Ltd. (b)	37,656
1,000	Cosmo Energy Holdings Co., Ltd. (b)	32,396
900	Credit Saison Co., Ltd. (b)	11,440
900	Daicel Corp. (b)	6,801
400	Daido Steel Co., Ltd. (b)	15,745
1,300	DCM Holdings Co., Ltd. (b)	11,328
900	Doutor Nichires Holdings Co., Ltd. (b)	12,867
400	Dowa Holdings Co., Ltd. (b)	12,863
500	DTS Corp. (b)	12,182
1,100	Electric Power Development Co., Ltd. (b)	17,681
1,400	eRex Co., Ltd. (b)	19,431
900	Exedy Corp. (b)	12,315
600	FCC Co., Ltd. (b)	7,033
1,000	Ferrotec Holdings Corp.	25,005
3,400	Financial Products Group Co., Ltd. (b)	29,754
1,000	Fuji Oil Holdings, Inc. (b)	14,532
200	Fuji Soft, Inc. (b)	11,610
2,700	Fujikura Ltd. (b)	19,180
1,000	Furukawa Electric Co., Ltd. (b)	18,627
100	Fuyo General Lease Co., Ltd. (b)	6,804
2,300	GA Technologies Co., Ltd. (b) (d)	21,252
2,200	Geo Holdings Corp. (b)	26,637
300	H.U. Group Holdings, Inc. (b)	6,041
700	H2O Retailing Corp. (b)	7,875
1,200	Hakuto Co., Ltd. (b)	44,712
1,100	Hanwa Co., Ltd. (b)	32,885
1,800	Hitachi Zosen Corp. (b)	11,810
200	Hogy Medical Co., Ltd. (b)	4,798
3,100	Hokuetsu Corp. (b)	20,794
1,600	Hosiden Corp. (b)	19,489
800	Idec Corp. (b)	20,845
3,600	IDOM, Inc. (b)	23,296
3,600	Iino Kaiun Kaisha Ltd. (b)	27,389
1,700	Inabata & Co., Ltd. (b)	34,571
600	Insource Co., Ltd. (b)	6,138
1,500	Itochu Enex Co., Ltd. (b)	12,790
100	Iwatani Corp. (b)	4,376
6,700	J Trust Co., Ltd. (b)	20,047
700	JAC Recruitment Co., Ltd. (b)	13,810
200	Jaccs Co., Ltd. (b)	6,640
900	Japan Petroleum Exploration Co., Ltd. (b)	30,333
900	Joyful Honda Co., Ltd. (b)	11,656
1,000	Kaga Electronics Co., Ltd. (b)	37,976
200	Kaneka Corp. (b)	5,226
2,200	Kanematsu Corp. (b)	27,321
4,800	Kitz Corp. (b)	33,752
1,400	Koa Corp. (b)	19,554
1,300	Kobe Steel Ltd. (b)	10,363

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
3,400	Koshidaka Holdings Co., Ltd. (b)	$24,696
200	Kotobuki Spirits Co., Ltd. (b)	14,191
800	Kuraray Co., Ltd. (b)	7,358
800	KYB Corp. (b)	24,330
2,200	Kyoei Steel Ltd. (b)	26,777
600	Kyoritsu Maintenance Co., Ltd. (b) (g)	24,263
7,000	Leopalace21 Corp. (b) (d)	18,908
1,100	Macnica Holdings, Inc. (b)	31,333
700	Makino Milling Machine Co., Ltd. (b)	25,725
800	Maruichi Steel Tube Ltd. (b)	17,612
300	Meiko Electronics Co., Ltd. (b)	6,677
700	Mitsubishi Logistics Corp. (b)	16,462
400	Mitsubishi Materials Corp. (b)	6,522
800	Mitsuboshi Belting Ltd. (b)	23,807
1,000	Mitsui Mining & Smelting Co., Ltd. (b)	24,329
1,300	Mitsui-Soko Holdings Co., Ltd. (b)	38,617
600	Mizuno Corp. (b)	14,095
2,600	Modec, Inc. (b) (d)	27,520
400	Nagase & Co., Ltd. (b)	6,162
500	Nankai Electric Railway Co., Ltd. (b)	11,037
1,200	Nextage Co., Ltd. (b)	25,082
1,800	NHK Spring Co., Ltd. (b)	12,922
2,200	Nichicon Corp. (b)	23,011
4,600	Nihon Nohyaku Co., Ltd. (b)	23,500
1,700	Nikkiso Co., Ltd. (b)	12,101
600	Nippon Electric Glass Co., Ltd. (b)	11,570
1,100	Nippon Gas Co., Ltd. (b)	15,964
500	Nippon Light Metal Holdings Co., Ltd. (b)	5,528
7,700	Nippon Parking Development Co., Ltd. (b)	13,544
300	Nippon Shokubai Co., Ltd. (b)	11,981
500	Nippon Soda Co., Ltd. (b)	17,446
200	Nishimatsu Construction Co., Ltd. (b)	5,171
800	Nishi-Nippon Railroad Co., Ltd. (b)	14,470
500	Nissha Co., Ltd. (b)	7,054
1,200	Nisshin Oillio Group (The) Ltd. (b)	29,417
700	Nisshinbo Holdings, Inc. (b)	5,362
300	Nitto Kogyo Corp. (b)	5,990
600	Nojima Corp. (b)	6,344
1,600	Noritsu Koki Co., Ltd. (b)	27,117
800	NS United Kaiun Kaisha Ltd. (b)	24,941
3,100	NTN Corp. (b)	7,911
1,100	Optex Group Co., Ltd. (b)	17,309
200	Osaka Soda Co., Ltd. (b)	6,591
Shares	Description	Value

	Japan (Continued)
1,000	OSAKA Titanium Technologies Co., Ltd. (b)	$24,160
1,500	Pacific Industrial Co., Ltd. (b)	13,114
1,300	PAL GROUP Holdings Co., Ltd. (b)	30,337
100	Pilot Corp. (b)	3,254
2,800	Rengo Co., Ltd. (b)	18,186
4,900	Round One Corp. (b)	18,957
200	RS Technologies Co., Ltd. (b)	4,929
2,100	San-Ai Oil Co., Ltd. (b)	21,799
2,200	San-In Godo (The) Bank Ltd. (b)	12,283
700	Sankyo Co., Ltd. (b)	29,226
600	Sanrio Co., Ltd. (b)	26,895
300	Sanyo Denki Co., Ltd. (b)	13,981
800	Sanyo Special Steel Co., Ltd. (b)	14,868
500	Sapporo Holdings Ltd. (b)	12,850
800	Seiko Group Corp. (b)	17,537
1,600	Senko Group Holdings Co., Ltd. (b)	11,427
900	Shin Nippon Biomedical Laboratories Ltd. (b)	18,723
1,300	Shin-Etsu Polymer Co., Ltd. (b)	14,702
300	Ship Healthcare Holdings, Inc. (b)	5,527
2,400	Shizuoka Gas Co., Ltd. (b)	20,851
800	Sosei Group Corp. (b) (d)	13,720
1,400	Star Micronics Co., Ltd. (b)	19,104
1,100	Sumitomo Forestry Co., Ltd. (b)	21,852
1,500	Sumitomo Pharma Co., Ltd. (b)	9,191
400	Sumitomo Warehouse (The) Co., Ltd. (b)	6,581
400	Sundrug Co., Ltd. (b)	10,974
1,400	Takashimaya Co., Ltd. (b)	20,416
900	Takeuchi Manufacturing Co., Ltd. (b)	19,979
500	Tamron Co., Ltd. (b)	11,916
600	TKP Corp. (b) (d)	13,008
1,300	Toho Titanium Co., Ltd. (b)	21,716
1,800	Tokuyama Corp. (b)	28,673
400	Tokyo Kiraboshi Financial Group, Inc. (b)	7,951
600	Tokyo Steel Manufacturing Co., Ltd. (b)	6,197
800	Tokyo Tatemono Co., Ltd. (b)	9,767
2,800	Topre Corp. (b)	26,035
300	Toridoll Holdings Corp. (b)	6,170
600	Tosei Corp. (b)	6,681
2,200	Toyo Seikan Group Holdings Ltd. (b)	30,403
500	Toyo Tanso Co., Ltd. (b)	15,561
1,500	Toyo Tire Corp. (b)	17,557
100	Trancom Co., Ltd. (b)	5,597
400	Transcosmos, Inc. (b)	9,494
300	Tsubakimoto Chain Co. (b)	7,305
1,200	UACJ Corp. (b)	23,993

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
300	Visional, Inc. (b) (d)	$16,877
500	Yamato Kogyo Co., Ltd. (b)	20,212
1,800	Yokohama Rubber (The) Co., Ltd. (b)	38,121
2,900	Yonex Co., Ltd. (b)	31,541
		2,557,215
	Jersey – 0.8%
5,328	Centamin PLC (b)	6,864
12,257	TP ICAP Group PLC	27,232
5,920	Yellow Cake PLC (b) (d) (e) (f)	27,003
		61,099
	Luxembourg – 1.4%
1,121	APERAM S.A. (b)	41,818
1,613	Grand City Properties S.A. (b)	11,472
1,392	Millicom International Cellular S.A. (b) (d)	26,414
2,703	Subsea 7 S.A. (b)	32,086
		111,790
	Marshall Islands – 0.5%
974	Teekay Tankers Ltd. (d)	41,814
	Mauritius – 0.3%
116,200	Golden Agri-Resources Ltd. (b)	24,962
	Netherlands – 0.4%
54,388	MFE-MediaForEurope N.V., Class A (b)	25,019
284	RHI Magnesita N.V. (b)	7,868
1,590	SRH N.V. (b) (c) (d) (h)	0
		32,887
	Norway – 2.0%
7,662	Aker Solutions ASA (b)	27,957
14,198	DNO ASA (b)	13,924
8,307	Elkem ASA (b) (e) (f)	28,229
1,588	Grieg Seafood ASA (b)	12,412
12,828	MPC Container Ships ASA (b)	20,528
5,289	Norske Skog ASA (b) (d) (f)	29,291
3,229	Wallenius Wilhelmsen ASA (b)	23,364
		155,705
	Portugal – 0.2%
1,910	Greenvolt-Energias Renovaveis S.A. (b) (d)	13,753
	Singapore – 0.5%
6,100	UMS Holdings Ltd. (b)	5,115
61,600	Yangzijiang Financial Holding Ltd. (b) (d)	17,459
22,400	Yangzijiang Shipbuilding Holdings Ltd. (b)	20,261
		42,835
Shares	Description	Value

	South Korea – 17.3%
192	Advanced Nano Products Co., Ltd. (b)	$21,599
1,493	BH Co., Ltd. (b)	28,918
356	Daesang Corp. (b)	5,373
347	Daesung Holdings Co., Ltd. (b)	36,540
1,863	Daewoo Engineering & Construction Co., Ltd. (b) (d)	5,790
822	DB HiTek Co., Ltd. (b)	46,081
895	DL E&C Co., Ltd. (b)	22,347
3,553	Dongkuk Steel Mill Co., Ltd. (b)	33,427
269	Doosan Bobcat, Inc. (b)	9,047
341	Ecopro Co., Ltd. (b)	131,378
457	E-MART, Inc. (b)	37,167
340	GS Engineering & Construction Corp. (b)	5,430
920	GS Holdings Corp. (b)	28,538
1,199	GS Retail Co., Ltd. (b)	26,160
1,194	Handsome Co., Ltd. (b)	23,935
616	Hanjin Kal Corp. (b)	21,763
435	Hankook Tire & Technology Co., Ltd. (b)	11,635
499	Hanwha Aerospace Co., Ltd. (b)	38,011
2,196	Harim Holdings Co., Ltd. (b)	27,175
142	HD Hyundai Co., Ltd. (b)	6,345
219	Hyosung Corp. (b)	11,375
119	Hyosung TNC Corp. (b)	40,570
141	Hyundai Department Store Co., Ltd. (b)	5,940
5,173	Hyundai Doosan Infracore Co., Ltd. (b)	30,057
964	Hyundai Electric & Energy System Co., Ltd. (b)	28,131
298	Hyundai Mipo Dockyard Co., Ltd. (b)	16,118
607	Hyundai Rotem Co., Ltd. (b) (d)	12,052
1,092	Hyundai Steel Co. (b)	29,191
502	IS Dongseo Co., Ltd. (b)	15,725
261	JYP Entertainment Corp. (b)	15,598
576	KCC Glass Corp. (b)	17,588
3,707	KG DONGBUSTEEL (b)	28,937
1,108	KG Mobility Co. (b) (c) (d) (h)	4,256
181	Kolon Industries, Inc. (b)	6,220
454	Korea Gas Corp. (b)	9,465
19,727	Korea Line Corp. (b) (d)	33,266
332	Kumho Petrochemical Co., Ltd. (b)	36,724
340	LIG Nex1 Co., Ltd. (b)	18,903
801	Lotte Corp. (b)	17,743
681	LOTTE Fine Chemical Co., Ltd. (b)	30,623
986	LX International Corp. (b)	21,981
202	LX Semicon Co., Ltd. (b)	17,533
52	NongShim Co., Ltd. (b)	15,115
422	OCI Co., Ltd. (b)	33,319
17	Ottogi Corp. (b)	5,843

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
8,526	Pan Ocean Co., Ltd. (b)	$38,220
1,263	Poongsan Corp. (b)	36,711
1,469	Posco International Corp. (b)	25,279
143	Samchully Co., Ltd. (b)	56,597
290	Samyang Foods Co., Ltd. (b)	26,620
1,154	SD Biosensor, Inc. (b)	18,779
859	Seegene, Inc. (b)	16,443
66	Shinsegae, Inc. (b)	10,952
260	SIMMTECH Co., Ltd. (b)	6,403
153	SK Gas Ltd. (b)	13,989
950	SL Corp. (b)	20,496
183	SNT Motiv Co., Ltd. (b)	6,611
308	Unid Co., Ltd. (b)	18,423
516	Youngone Corp. (b)	18,157
		1,382,612
	Spain – 0.5%
3,339	Acerinox S.A. (b)	34,362
1,783	Ence Energia y Celulosa S.A. (b)	6,643
533	Let’s GOWEX S.A. (b) (c) (d) (h) (i)	0
		41,005
	Sweden – 2.6%
691	Camurus AB (b) (d)	14,634
360	Catena AB (b)	13,398
1,690	Dios Fastigheter AB (b)	11,234
3,137	Fabege AB (b)	24,061
2,261	Hexatronic Group AB (b)	25,802
651	Loomis AB (b)	22,304
2,285	Munters Group AB (b) (e) (f)	21,106
405	New Wave Group AB (b)	6,946
3,677	Nyfosa AB (b)	25,594
8,940	Orron Energy AB (b)	11,752
24,465	Samhallsbyggnadsbolaget i Norden AB (b)	33,450
		210,281
	Switzerland – 0.7%
466	Arbonia AG (b)	5,612
672	EFG International AG (b)	6,587
184	Sulzer AG (b)	15,604
219	u-blox Holding AG (b)	30,607
		58,410
	United Kingdom – 5.6%
6,273	Balfour Beatty PLC	28,818
1,208	Bank of Georgia Group PLC (b)	41,027
846	Bellway PLC (b)	23,044
18,523	Diversified Energy Co. PLC (b) (e)	21,631
90,486	EnQuest PLC (b) (d)	20,732
19,757	Ferrexpo PLC (b)	28,751
4,567	Firstgroup PLC (b)	5,809
Shares	Description	Value

	United Kingdom (Continued)
10,420	International Distributions Services PLC (b)	$28,855
20,925	Jupiter Fund Management PLC (b)	35,089
4,174	Mitchells & Butlers PLC (b) (d)	8,481
38,377	Mitie Group PLC (b)	38,840
7,913	Molten Ventures PLC (b) (d)	26,813
3,319	Redde Northgate PLC	14,146
5,132	Serica Energy PLC (b)	14,131
4,512	Synthomer PLC (b)	6,540
1,307	TORM PLC, Class A (b)	40,194
1,522	Trainline PLC (d) (e) (f)	4,671
1,238	Travis Perkins PLC (b)	14,657
37,953	Tritax EuroBox PLC (b) (e) (f)	28,420
1,553	Vesuvius PLC (b)	7,929
816	Vistry Group PLC (b)	7,896
		446,474
	Total Common Stocks	7,226,572
	(Cost $6,591,664)
REAL ESTATE INVESTMENT TRUSTS (a) – 8.0%
	Australia – 2.7%
13,401	Abacus Property Group (b)	23,426
7,515	Arena REIT (b)	18,336
4,509	BWP Trust (b)	11,438
9,663	Centuria Industrial REIT (b)	19,521
10,507	Charter Hall Long Wale REIT (b)	29,555
9,068	Charter Hall Retail REIT (b)	22,948
13,676	Charter Hall Social Infrastructure REIT (b)	27,415
5,435	Growthpoint Properties Australia Ltd. (b)	11,142
7,415	HomeCo Daily Needs REIT (b) (e)	5,775
11,223	National Storage REIT (b)	19,008
3,550	Region RE Ltd. (b)	5,607
10,560	Waypoint REIT Ltd. (b)	18,384
		212,555
	Belgium – 0.1%
343	Xior Student Housing N.V. (b) (e)	11,573
	Canada – 2.1%
2,330	Artis Real Estate Investment Trust	13,120
478	Boardwalk Real Estate Investment Trust	19,502
3,434	Dream Industrial Real Estate Investment Trust	37,351
1,811	Dream Office Real Estate Investment Trust	19,483
3,543	H&R Real Estate Investment Trust	33,031

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Canada (Continued)
1,928	InterRent Real Estate Investment Trust	$19,102
2,305	Primaris Real Estate Investment Trust	23,041
		164,630
	Guernsey – 0.7%
29,955	Balanced Commercial Property Trust Ltd. (b)	30,477
39,841	UK Commercial Property REIT Ltd. (b)	25,372
		55,849
	Netherlands – 0.1%
538	Eurocommercial Properties N.V. (b)	12,261
	Spain – 0.2%
2,218	Inmobiliaria Colonial Socimi S.A. (b)	14,057
	United Kingdom – 2.1%
1,813	Big Yellow Group PLC (b)	26,135
13,767	LondonMetric Property PLC (b)	29,989
1,717	Safestore Holdings PLC (b)	20,154
17,691	Tritax Big Box REIT PLC (b)	30,612
18,551	Urban Logistics REIT PLC (b)	29,287
22,244	Warehouse Reit PLC (e)	28,044
		164,221
	Total Real Estate Investment Trusts	635,146
	(Cost $645,127)
MONEY MARKET FUNDS – 0.4%
34,262	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (j) (k)	34,262
	(Cost $34,262)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.1%
$5,516	BNP Paribas S.A., 4.74% (j), dated 3/31/23, due 4/3/23, with a maturity value of $5,518. Collateralized by U.S. Treasury Notes, interest rates of 1.50% to 2.13%, due 5/15/25 to 11/30/28. The value of the collateral including accrued interest is $5,643. (k)	$5,516
	(Cost $5,516)
	Total Investments – 99.0%	7,901,496
	(Cost $7,276,569)
	Net Other Assets and Liabilities – 1.0%	83,648
	Net Assets – 100.0%	$7,985,144

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $6,815,030 or 85.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $21,836 and the total value of the collateral held by the Fund is $39,778.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
(i)	This issuer has filed for protection in bankruptcy court.
(j)	Rate shown reflects yield as of March 31, 2023.
(k)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Industrials	23.4%
Materials	22.3
Real Estate	11.6
Energy	10.9
Consumer Discretionary	10.7
Information Technology	7.5
Financials	4.1
Consumer Staples	3.4
Utilities	2.6
Communication Services	1.8
Health Care	1.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	32.4%
South Korean Won	17.5
Euro	10.8
Canadian Dollar	10.5
British Pound Sterling	9.7
Australian Dollar	5.3
Norwegian Krone	3.8
Swedish Krona	3.0
Hong Kong Dollar	1.7
United States Dollar	1.5
Danish Krone	1.3
Israeli Shekel	0.9
Singapore Dollar	0.9
Swiss Franc	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 700,159	$ 700,159	$ —	$ —
Greece	57,153	—	57,153	—**
Israel	83,586	12,169	71,417	—
Japan	2,557,215	25,005	2,532,210	—
Jersey	61,099	27,232	33,867	—
Marshall Islands	41,814	41,814	—	—
Netherlands	32,887	—	32,887	—**
South Korea	1,382,612	—	1,378,356	4,256
Spain	41,005	—	41,005	—**
United Kingdom	446,474	47,635	398,839	—
Other Country Categories*	1,822,568	—	1,822,568	—
Real Estate Investment Trusts:
Canada	164,630	164,630	—	—
United Kingdom	164,221	28,044	136,177	—
Other Country Categories*	306,295	—	306,295	—
Money Market Funds	34,262	34,262	—	—
Repurchase Agreements	5,516	—	5,516	—
Total Investments	$ 7,901,496	$ 1,080,950	$ 6,816,290	$ 4,256

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.9%
	Bermuda – 1.1%
684,521	BOE Varitronix Ltd. (b)	$1,183,308
3,880,440	China Ruyi Holdings Ltd. (b) (c)	1,014,843
1,086,144	Shenzhen International Holdings Ltd. (b)	961,033
		3,159,184
	Brazil – 12.4%
370,392	Anima Holding S.A. (c)	183,426
68,137	Arezzo Industria e Comercio S.A.	853,788
427,799	Banco ABC Brasil S.A. (Preference Shares)	1,420,524
760,843	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	1,501,136
470,359	Bradespar S.A. (Preference Shares)	2,488,932
148,672	BrasilAgro - Co Brasileira de Propriedades Agricolas	706,921
586,097	Cia Brasileira de Aluminio	876,523
345,843	Cia Brasileira de Distribuicao	1,005,094
521,264	Cia de Saneamento do Parana	1,862,520
129,029	Cia Ferro Ligas da Bahia-Ferbasa (Preference Shares)	1,349,746
831,446	Cielo S.A.	795,611
763,513	Cogna Educacao (c)	281,697
122,316	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	339,790
522,477	Dexco S.A.	606,135
530,535	Direcional Engenharia S.A.	1,672,691
205,667	EDP - Energias do Brasil S.A.	906,510
769,629	Enauta Participacoes S.A.	1,720,427
303,336	JHSF Participacoes S.A.	221,437
90,726	LOG Commercial Properties e Participacoes S.A.	283,001
136,267	Log-in Logistica Intermodal S.A. (c)	1,024,600
153,710	M. Dias Branco S.A.	764,843
1,553,510	Marcopolo S.A. (Preference Shares)	974,689
905,762	Marfrig Global Foods S.A.	1,186,607
844,201	Metalurgica Gerdau S.A. (Preference Shares)	1,970,405
809,043	Mills Estruturas e Servicos de Engenharia S.A.	1,546,750
357,987	Minerva S.A.	744,445
212,445	Porto Seguro S.A.	985,845
236,290	Randon S.A. Implementos e Participacoes (Preference Shares)	350,115
87,938	Sao Martinho S.A.	468,799
812,772	Tres Tentos Agroindustrial S.A.	1,957,984
356,213	Tupy S.A.	1,702,193
Shares	Description	Value

	Brazil (Continued)
69,860	Unipar Carbocloro S.A., Class B (Preference Shares)	$965,521
1,486,036	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	2,137,380
164,219	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	432,543
		36,288,628
	Cayman Islands – 8.0%
3,540,019	Agile Group Holdings Ltd. (b) (c) (d)	787,725
912,000	China Aoyuan Group Ltd. (b) (c) (e) (f)	68,546
1,295,860	China Conch Venture Holdings Ltd. (b)	2,269,349
346,810	China Medical System Holdings Ltd. (b)	547,186
11,550	China Metal Recycling Holdings Ltd. (b) (c) (e) (f)	0
2,121,705	China Risun Group Ltd. (b) (g)	967,597
3,081,616	China Yongda Automobiles Services Holdings Ltd. (b)	2,189,200
3,171,951	China Zhongwang Holdings Ltd. (b) (c) (e) (f)	339,423
1,115,360	CIFI Ever Sunshine Services Group Ltd. (b) (g)	433,362
8,142,935	CIFI Holdings Group Co., Ltd. (b) (d)	788,371
1,241,900	Dongyue Group Ltd. (b)	1,283,618
4,044,763	Fufeng Group Ltd. (b)	2,330,130
165,771	Fulgent Sun International Holding Co., Ltd. (b)	728,376
169,702	General Interface Solution Holding Ltd. (b)	458,312
1,767,254	Kaisa Group Holdings Ltd. (c) (d)	74,293
1,382,540	Kingboard Laminates Holdings Ltd. (b)	1,445,110
8,145,155	Powerlong Real Estate Holdings Ltd. (b) (d)	1,403,843
3,540,955	Seazen Group Ltd. (b) (c)	915,461
3,901,590	Shimao Services Holdings Ltd. (b) (c) (d) (g) (h)	975,398
2,832,763	Tian Lun Gas Holdings Ltd. (b) (d)	1,658,354
949,401	Tianneng Power International Ltd. (b) (d)	1,124,450
1,268,843	Wisdom Marine Lines Co., Ltd. (b)	2,687,628
		23,475,732
	Chile – 1.9%
252,930	CAP S.A. (b)	2,103,955

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Chile (Continued)
474,430	Embotelladora Andina S.A., Class B (Preference Shares)	$1,223,542
42,426,747	Enel Chile S.A. (b)	2,314,315
		5,641,812
	China – 2.4%
2,607,595	A-Living Smart City Services Co., Ltd., Class H (b) (g) (h)	2,260,564
5,681,857	BAIC Motor Corp., Ltd., Class H (b) (g) (h)	1,578,084
1,236,188	China Communications Services Corp., Ltd., Class H (b)	608,288
477,733	Legend Holdings Corp., Class H (b) (g) (h)	509,336
778,217	Xinte Energy Co., Ltd., Class H (b) (d)	2,005,845
		6,962,117
	Egypt – 0.3%
1,407,951	Egyptian Financial Group-Hermes Holding Co. (b) (i)	766,583
	Hong Kong – 2.3%
1,998,129	China Everbright Environment Group Ltd. (b)	857,022
2,171,933	China Nonferrous Mining Corp., Ltd. (b)	1,027,109
3,357,772	China Overseas Grand Oceans Group Ltd. (b)	1,472,517
613,900	Far East Horizon Ltd. (b)	551,278
809,980	Genertec Universal Medical Group Co., Ltd. (b) (g) (h)	490,255
7,081,032	Shougang Fushan Resources Group Ltd. (b)	2,251,150
		6,649,331
	India – 1.7%
1,683,646	Bharat Heavy Electricals Ltd. (b)	1,440,464
3,001,183	Brightcom Group Ltd. (b)	536,343
1,885,892	National Aluminium Co., Ltd. (b)	1,806,135
11,642,351	Suzlon Energy Ltd. (b) (c)	1,124,071
		4,907,013
	Indonesia – 6.2%
23,305,243	AKR Corporindo Tbk PT (b)	2,410,541
1,532,132	Astra Agro Lestari Tbk PT (b)	827,619
10,377,062	Berkah Beton Sadaya Tbk PT (b) (e)	411,774
115,669,439	Bukalapak.com PT Tbk (b) (c)	1,924,053
183,720,179	Bumi Resources Tbk PT (c)	1,556,068
10,487,319	Indika Energy Tbk PT (b)	1,690,075
759,536	Indo Tambangraya Megah Tbk PT (b)	1,998,084
Shares	Description	Value

	Indonesia (Continued)
34,384,757	Medco Energi Internasional Tbk PT (b)	$2,315,705
17,808,694	Mitra Adiperkasa Tbk PT (b) (c)	1,796,081
10,803,181	Perusahaan Gas Negara Tbk PT (b)	997,269
19,054,911	Surya Esa Perkasa Tbk PT (b)	1,202,808
14,201,926	Timah Tbk PT (b)	975,431
		18,105,508
	Jersey – 0.5%
12,217,718	West China Cement Ltd. (b)	1,496,008
	Malaysia – 1.8%
7,549,700	Dagang NeXchange Bhd (b)	1,034,195
3,466,800	Hartalega Holdings Bhd (b)	1,497,292
8,870,700	Kossan Rubber Industries (b)	2,638,391
		5,169,878
	Mexico – 3.4%
282,445	Coca-Cola Femsa S.A.B. de C.V.	2,270,061
1,435,006	Gentera S.A.B. de C.V.	1,569,588
698,149	Grupo Comercial Chedraui S.A. de C.V.	3,990,530
382,782	Grupo Televisa S.A.B., Series CPO	405,511
614,216	Megacable Holdings S.A.B. de C.V.	1,571,329
		9,807,019
	Philippines – 0.5%
2,495,900	Semirara Mining & Power Corp. (b)	1,489,262
	Poland – 3.9%
635,827	Cyfrowy Polsat S.A. (b)	2,470,562
306,118	Jastrzebska Spolka Weglowa S.A. (b) (c)	3,364,472
1,969,241	Orange Polska S.A. (b)	3,123,379
1,300,756	PGE Polska Grupa Energetyczna S.A. (b) (c)	1,894,316
1,011,244	Tauron Polska Energia S.A. (b) (c)	451,833
		11,304,562
	Russia – 0.0%
378,620,637	Federal Grid Co. Unified Energy System PJSC (b) (c) (e) (f)	0
580,351	Mechel PJSC (b) (c) (e) (f)	0
41,053,967	ROSSETI PJSC (b) (c) (e) (f)	0
		0
	South Africa – 2.9%
121,506	African Rainbow Minerals Ltd. (b)	1,580,285
115,853	Astral Foods Ltd.	1,028,199
129,990	Motus Holdings Ltd.	708,174
220,716	Omnia Holdings Ltd.	696,672

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Africa (Continued)
254,785	OUTsurance Group Ltd.	$499,839
843,558	Sappi Ltd.	2,170,367
321,525	Telkom S.A. SOC Ltd. (c)	645,036
89,167	Thungela Resources Ltd. (b)	1,018,046
		8,346,618
	Taiwan – 20.2%
777,950	Aerospace Industrial Development Corp. (b)	1,066,040
236,314	Asia Vital Components Co., Ltd. (b)	1,098,844
165,771	Charoen Pokphand Enterprise (b)	453,276
159,952	Chicony Electronics Co., Ltd. (b)	500,695
2,186,552	ChipMOS Technologies, Inc. (b)	2,763,076
290,590	Compeq Manufacturing Co., Ltd. (b)	444,648
1,740,524	Continental Holdings Corp. (b)	1,764,829
866,925	CTCI Corp. (b)	1,194,228
618,563	Elite Semiconductor Microelectronics Technology, Inc. (b)	1,703,593
2,027,181	Elitegroup Computer Systems Co., Ltd. (b)	1,519,420
317,479	Ennostar, Inc. (b)	557,681
564,730	Fitipower Integrated Technology, Inc. (b)	3,145,460
860,330	FocalTech Systems Co., Ltd. (b)	2,210,619
148,214	Gigabyte Technology Co., Ltd. (b)	653,400
21,816	Global Unichip Corp. (b)	780,588
2,258,890	Grand Pacific Petrochemical (b)	1,489,216
801,360	Greatek Electronics, Inc. (b)	1,406,293
290,590	Huaku Development Co., Ltd. (b)	887,806
677,170	International CSRC Investment Holding Co. (b)	440,226
33,924	Jentech Precision Industrial Co., Ltd. (b)	533,481
520,789	Kindom Development Co., Ltd. (b)	513,863
25,760	King Slide Works Co., Ltd. (b)	325,951
1,282,695	King Yuan Electronics Co., Ltd. (b)	2,050,924
283,372	Kinsus Interconnect Technology Corp. (b)	1,087,408
16,360	Lotes Co., Ltd. (b)	494,472
1,684,638	Macronix International Co., Ltd. (b)	1,947,734
2,429,552	Mitac Holdings Corp. (b)	2,182,283
734,153	Nantex Industry Co., Ltd. (b)	967,702
511,013	Powertech Technology, Inc. (b)	1,530,496
413,065	Primax Electronics Ltd. (b)	821,363
686,570	Sanyang Motor Co Ltd. (b)	882,409
500,530	Sercomm Corp. (b)	1,565,124
Shares	Description	Value

	Taiwan (Continued)
927,900	Sigurd Microelectronics Corp. (b)	$1,709,853
1,021,444	Sinon Corp. (b)	1,274,618
238,980	Sitronix Technology Corp. (b)	1,875,267
695,970	TA Chen Stainless Pipe Co., Ltd. (b)	1,042,643
2,263,138	Taiwan Glass Industry Corp. (b)	1,531,220
157,000	Taiwan Hon Chuan Enterprise Co., Ltd. (b)	502,214
2,907,336	Ton Yi Industrial Corp. (b)	1,850,166
71,438	Tong Hsing Electronic Industries Ltd. (b)	468,067
254,960	Topco Scientific Co., Ltd. (b)	1,586,103
360,910	TSEC Corp. (b) (c)	457,840
721,730	U-Ming Marine Transport Corp. (b)	1,328,855
672,560	Unitech Printed Circuit Board Corp. (b) (c)	421,765
332,710	Via Technologies, Inc. (b)	944,366
353,727	Walsin Technology Corp. (b)	1,127,203
2,657,080	Winbond Electronics Corp. (b)	2,324,824
483,248	Wistron NeWeb Corp. (b)	1,649,103
		59,077,255
	Thailand – 8.5%
3,296,500	AP Thailand PCL	1,156,836
2,120,900	Bangchak Corp. PCL	1,922,734
1,290,100	Bangkok Airways PCL (c)	509,325
5,088,600	Banpu PCL	1,607,161
316,300	Central Plaza Hotel PCL (c)	517,994
6,110,600	Esso Thailand PCL	1,581,483
311,600	Forth Corp PCL	291,598
10,033,500	IRPC PCL	768,761
4,473,800	Precious Shipping PCL	1,792,398
3,911,200	PTG Energy PCL	1,601,310
2,699,800	Regional Container Lines PCL	2,092,256
3,215,400	Sri Trang Agro-Industry PCL	2,153,317
5,494,100	Sri Trang Gloves Thailand PCL	1,638,831
7,381,300	Star Petroleum Refining PCL	2,331,278
2,482,400	Supalai PCL	1,611,618
1,524,800	Thai Oil PCL	2,341,044
2,718,900	Thaifoods Group PCL, Class F	417,436
4,444,900	WHA Corp. PCL	558,943
		24,894,323
	Turkey – 20.3%
468,508	AG Anadolu Grubu Holding A.S.	2,252,219
1,038,564	Aksa Enerji Uretim A.S.	1,517,274
521,560	Alarko Holding A.S. (b)	1,765,162
956,131	Anadolu Efes Biracilik Ve Malt Sanayii A.S. (b)	3,199,389
659,248	Cimsa Cimento Sanayi VE Ticare	3,212,113
227,651	Coca-Cola Icecek A.S. (b)	2,420,110

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey (Continued)
7,963,170	Dogan Sirketler Grubu Holding A.S. (b)	$3,885,028
2,207,607	Enerjisa Enerji A.S. (b) (g) (h)	3,158,378
1,485,717	Haci Omer Sabanci Holding A.S. (b)	3,072,771
1,947,909	Hektas Ticaret TAS (b)	2,747,570
1,388,806	Is Yatirim Menkul Degerler A.S. (b)	3,105,523
2,564,155	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D (b)	2,542,409
378,509	Migros Ticaret A.S. (b) (c)	3,308,592
622,328	MLP Saglik Hizmetleri A.S. (b) (c) (g) (h)	2,304,153
54,334	Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	2,601,118
160,782	Pegasus Hava Tasimaciligi A.S. (b) (c)	3,808,349
3,088,954	Petkim Petrokimya Holding A.S. (b) (c)	2,235,568
1,852,142	Sok Marketler Ticaret A.S. (b) (c)	2,801,920
486,730	TAV Havalimanlari Holding A.S. (b) (c)	1,878,493
1,301,052	Tekfen Holding A.S. (b)	2,211,759
109,729	Turk Traktor ve Ziraat Makineleri A.S. (b)	2,867,264
957,553	Vestel Elektronik Sanayi ve Ticaret A.S. (b) (c)	2,367,940
		59,263,102
	Virgin Islands (British) – 0.6%
9,888,650	E-Commodities Holdings Ltd. (b)	1,839,390
	Total Common Stocks	288,643,325
	(Cost $292,408,665)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.3%
	South Africa – 0.3%
463,302	Equites Property Fund Ltd.	399,941
632,688	Growthpoint Properties Ltd. (b)	464,730
	Total Real Estate Investment Trusts	864,671
	(Cost $896,089)
RIGHTS (a) – 0.0%
	Taiwan – 0.0%
13,419	Asia Vital Components Co., Ltd., expiring 4/6/23 (b) (e)	20,273
	(Cost $0)
Shares	Description	Value
MONEY MARKET FUNDS – 1.0%
3,056,863	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (j) (k)	$3,056,863
	(Cost $3,056,863)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.2%
$492,094	BNP Paribas S.A., 4.74% (j), dated 3/31/23, due 4/3/23, with a maturity value of $492,288. Collateralized by U.S. Treasury Notes, interest rates of 1.50% to 2.13%, due 5/15/25 to 11/30/28. The value of the collateral including accrued interest is $503,454. (k)	492,094
	(Cost $492,094)
	Total Investments – 100.4%	293,077,226
	(Cost $296,853,711)
	Net Other Assets and Liabilities – (0.4)%	(1,224,908)
	Net Assets – 100.0%	$291,852,318

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $202,554,562 or 69.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,329,322 and the total value of the collateral held by the Fund is $3,548,957.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
(h)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(i)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2023 through March 31, 2023), there were no PIK distributions.
(j)	Rate shown reflects yield as of March 31, 2023.
(k)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Materials	18.2%
Industrials	16.7
Information Technology	16.2
Consumer Staples	9.9
Consumer Discretionary	8.6
Energy	8.5
Real Estate	5.3
Utilities	5.1
Financials	5.1
Communication Services	3.4
Health Care	3.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
New Taiwan Dollar	21.5%
Turkish Lira	20.2
Hong Kong Dollar	13.5
Brazilian Real	12.4
Thai Baht	8.5
Indonesian Rupiah	6.2
Polish Zloty	3.9
Mexican Peso	3.3
South African Rand	3.1
Chilean Peso	1.9
Malaysian Ringgit	1.8
Indian Rupee	1.7
United States Dollar	1.2
Philippine Peso	0.5
Egyptian Pound	0.3
Russian Ruble	0.0%†
Total	100.0%

†	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 36,288,628	$ 36,288,628	$ —	$ —
Cayman Islands	23,475,732	74,293	22,993,470	407,969
Chile	5,641,812	1,223,542	4,418,270	—
Indonesia	18,105,508	1,556,068	16,549,440	—
Mexico	9,807,019	9,807,019	—	—
Russia	—**	—	—	—**
South Africa	8,346,618	5,748,287	2,598,331	—
Turkey	59,263,102	6,981,606	52,281,496	—
Other Country Categories*	127,714,906	—	127,714,906	—
Real Estate Investment Trusts*	864,671	399,941	464,730	—
Rights*	20,273	—	20,273	—
Money Market Funds	3,056,863	3,056,863	—	—
Repurchase Agreements	492,094	—	492,094	—
Total Investments	$ 293,077,226	$ 65,136,247	$ 227,533,010	$ 407,969

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.6%
	Austria – 4.5%
2,042	ANDRITZ AG (a)	$138,170
2,004	BAWAG Group AG (a) (b) (c)	97,332
2,931	CA Immobilien Anlagen AG (a)	78,750
2,623	Erste Group Bank AG (a)	86,898
3,973	OMV AG (a)	182,453
9,729	Raiffeisen Bank International AG (a)	149,352
679	Verbund AG (a)	59,061
		792,016
	Belgium – 1.9%
228	Ackermans & van Haaren N.V. (a)	37,584
204	D’ieteren Group (a)	39,695
8,409	Proximus S.A.D.P. (a)	81,317
1,492	Solvay S.A. (a)	170,634
		329,230
	Finland – 3.9%
4,313	Fortum Oyj (a)	66,069
909	Huhtamaki Oyj (a)	33,769
9,054	Kojamo Oyj (a)	106,554
4,332	Metso Outotec Oyj (a)	47,303
3,314	Neste Oyj (a)	163,724
689	Orion Oyj, Class B (a)	30,797
9,075	Stora Enso Oyj, Class R (a)	118,064
3,646	UPM-Kymmene Oyj (a)	122,462
		688,742
	France – 24.6%
749	Aeroports de Paris (a) (d)	106,929
784	Alten S.A. (a)	125,188
691	Amundi S.A. (a) (b) (c)	43,539
1,978	Arkema S.A. (a)	195,301
1,321	AXA S.A. (a)	40,314
681	BNP Paribas S.A. (a)	40,668
31,446	Bollore SE (a)	194,388
2,212	Bouygues S.A. (a)	74,602
179	Capgemini SE (a)	33,265
4,178	Carrefour S.A. (a)	84,469
2,405	Cie de Saint-Gobain (a)	136,709
2,565	Cie Generale des Etablissements Michelin SCA (a)	78,408
3,551	Credit Agricole S.A. (a)	40,059
1,254	Edenred (a)	74,218
1,080	Eiffage S.A. (a)	116,873
12,539	Engie S.A. (a)	198,426
212	EssilorLuxottica S.A. (a)	38,228
2,206	Eurazeo SE (a)	157,024
3,734	Getlink SE (a)	61,498
73	Hermes International (a)	147,844
313	Ipsen S.A. (a)	34,465
90	L’Oreal S.A. (a)	40,216
146	LVMH Moet Hennessy Louis Vuitton SE (a)	134,015
Shares	Description	Value

	France (Continued)
1,616	Nexans S.A. (a)	$161,015
12,845	Orange S.A. (a)	152,601
472	Pernod Ricard S.A. (a)	106,875
1,215	Publicis Groupe S.A. (a)	94,843
348	Remy Cointreau S.A. (a)	63,365
4,247	Renault S.A. (a) (d)	173,091
7,674	Rexel S.A. (a)	182,447
459	SEB S.A. (a)	52,227
4,364	Societe Generale S.A. (a)	98,327
1,924	Sodexo S.A. (a)	187,918
5,505	SPIE S.A. (a)	159,781
263	Thales S.A. (a)	38,884
3,129	TotalEnergies SE (a)	184,497
1,900	Valeo (a)	38,988
714	Vinci S.A. (a)	81,855
18,626	Vivendi SE (a)	188,338
1,609	Wendel SE (a)	170,135
		4,331,833
	Germany – 27.7%
3,000	BASF SE (a)	157,496
626	Bayer AG (a)	39,990
2,122	Bayerische Motoren Werke AG (a)	232,568
588	Beiersdorf AG (a)	76,491
1,428	Brenntag SE (a)	107,466
20,224	Commerzbank AG (a)	212,923
1,293	Continental AG (a)	96,884
5,027	Covestro AG (a) (b) (c)	208,185
2,544	Daimler Truck Holding AG (a)	85,858
783	Delivery Hero SE (a) (b) (c) (d)	26,712
3,884	Deutsche Bank AG (a)	39,497
530	Deutsche Boerse AG (a)	103,196
25,091	Deutsche Lufthansa AG (a) (d)	279,075
2,863	Deutsche Post AG (a)	134,091
1,698	Deutsche Telekom AG (a)	41,147
7,522	E.ON SE (a)	93,835
5,165	Evonik Industries AG (a)	108,667
3,069	Fresenius Medical Care AG & Co., KGaA (a)	130,261
4,059	Fresenius SE & Co., KGaA (a)	109,606
1,142	FUCHS PETROLUB SE (Preference Shares) (a)	46,564
963	Hannover Rueck SE (a)	188,344
2,908	HeidelbergCement AG (a)	212,334
487	Henkel AG & Co., KGaA (Preference Shares) (a)	38,100
1,854	HUGO BOSS AG (a)	133,322
7,654	K+S AG (a)	162,991
2,420	LEG Immobilien SE (a)	132,994
2,836	Mercedes-Benz Group AG (a)	218,096
480	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	167,825

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Germany (Continued)
2,553	Porsche Automobil Holding SE (Preference Shares) (a)	$146,560
3,929	RWE AG (a)	169,059
574	Scout24 AG (a) (b) (c)	34,141
724	Sixt SE (a)	96,438
3,263	Talanx AG (a)	151,245
28,652	Telefonica Deutschland Holding AG (a)	88,198
3,084	United Internet AG (a)	53,162
1,963	VERBIO Vereinigte BioEnergie AG (a)	92,216
1,092	Volkswagen AG (Preference Shares) (a)	149,028
4,011	Vonovia SE (a)	75,547
1,399	Wacker Chemie AG (a)	227,350
		4,867,462
	Greece – 0.6%
2,000	Hellenic Telecommunications Organization S.A. (a)	29,292
4,837	OPAP S.A. (a)	77,580
		106,872
	Ireland – 4.2%
47,784	AIB Group PLC (a)	193,408
18,037	Bank of Ireland Group PLC (a)	182,504
3,592	CRH PLC (a)	181,469
12,605	Glanbia PLC (a)	182,022
		739,403
	Italy – 7.7%
33,071	Banco BPM S.p.A. (a)	129,187
2,373	Brunello Cucinelli S.p.A. (a)	235,441
13,610	Eni S.p.A. (a)	189,810
2,102	ERG S.p.A. (a)	63,781
13,585	Hera S.p.A. (a)	38,401
12,252	Leonardo S.p.A. (a)	143,686
26,516	Pirelli & C S.p.A. (a) (b) (c)	132,836
5,013	Prysmian S.p.A. (a)	210,500
11,359	UniCredit S.p.A. (a)	214,093
		1,357,735
	Luxembourg – 2.4%
7,185	ArcelorMittal S.A. (a)	217,679
26,316	Aroundtown S.A. (a) (e)	37,620
11,194	Tenaris S.A. (a)	158,610
		413,909
	Netherlands – 8.5%
1,759	Aalberts N.V. (a)	83,089
6,436	ABN AMRO Bank N.V. (a) (b) (c)	102,059
7,240	Aegon N.V. (a)	31,082
751	ASR Nederland N.V. (a)	29,882
1,685	Heineken Holding N.V. (a)	154,596
Shares	Description	Value

	Netherlands (Continued)
1,322	Heineken N.V. (a)	$142,050
3,409	Koninklijke Ahold Delhaize N.V. (a)	116,469
9,281	Koninklijke Philips N.V. (a)	170,463
1,486	NN Group N.V. (a)	53,957
3,953	OCI N.V. (a)	134,006
1,651	Prosus N.V. (a)	129,280
1,998	Randstad N.V. (a)	118,611
3,346	Signify N.V. (a) (b) (c)	111,573
921	STMicroelectronics N.V. (a)	49,074
594	Wolters Kluwer N.V. (a)	74,984
		1,501,175
	Portugal – 1.8%
26,755	EDP - Energias de Portugal S.A. (a)	145,786
9,069	Galp Energia SGPS S.A. (a)	102,618
3,118	Jeronimo Martins SGPS S.A. (a)	73,188
		321,592
	Spain – 7.8%
822	Acciona S.A. (a)	164,926
6,420	ACS Actividades de Construccion y Servicios S.A. (a)	204,475
19,282	Banco Bilbao Vizcaya Argentaria S.A. (a)	137,854
86,280	Banco de Sabadell S.A. (a)	92,789
24,774	Banco Santander S.A. (a)	92,320
10,301	Bankinter S.A. (a)	58,514
35,878	CaixaBank S.A. (a)	139,994
12,397	Iberdrola S.A. (a)	154,439
1,414	Industria de Diseno Textil S.A. (a)	47,504
2,503	Naturgy Energy Group S.A. (a)	75,349
12,578	Repsol S.A. (a)	193,423
		1,361,587
	Total Common Stocks	16,811,556
	(Cost $16,485,110)
REAL ESTATE INVESTMENT TRUSTS – 3.2%
	Belgium – 0.8%
4,729	Warehouses De Pauw CVA (a)	140,622
	France – 1.7%
2,399	Covivio (a)	139,551
1,107	Gecina S.A. (a)	114,907
1,659	Klepierre S.A. (a)	37,613
		292,071

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Spain – 0.7%
15,027	Merlin Properties Socimi S.A. (a)	$131,478
	Total Real Estate Investment Trusts	564,171
	(Cost $668,996)
MONEY MARKET FUNDS – 0.2%
34,680	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.69% (f) (g)	34,680
	(Cost $34,680)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.0%
$5,583	BNP Paribas S.A., 4.74% (f), dated 3/31/23, due 4/3/23, with a maturity value of $5,585. Collateralized by U.S. Treasury Notes, interest rates of 1.50% to 2.13%, due 5/15/25 to 11/30/28. The value of the collateral including accrued interest is $5,712. (g)	5,583
	(Cost $5,583)
	Total Investments – 99.0%	17,415,990
	(Cost $17,194,369)
	Net Other Assets and Liabilities – 1.0%	175,738
	Net Assets – 100.0%	$17,591,728

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $17,375,727 or 98.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $33,857 and the total value of the collateral held by the Fund is $40,263.
(f)	Rate shown reflects yield as of March 31, 2023.
(g)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Financials	19.1%
Industrials	17.2
Consumer Discretionary	14.3
Materials	13.2
Energy	7.3
Utilities	7.1
Consumer Staples	6.2
Real Estate	5.7
Communication Services	5.5
Health Care	3.2
Information Technology	1.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	99.8%
United States Dollar	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,811,556	$ —	$ 16,811,556	$ —
Real Estate Investment Trusts*	564,171	—	564,171	—
Money Market Funds	34,680	34,680	—	—
Repurchase Agreements	5,583	—	5,583	—
Total Investments	$ 17,415,990	$ 34,680	$ 17,381,310	$—

*	See Portfolio of Investments for country breakout.

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
March 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index, Nasdaq AlphaDEX® Europe Index, Nasdaq AlphaDEX® Latin America Index, Nasdaq AlphaDEX® Brazil Index, Nasdaq AlphaDEX® China Index, Nasdaq AlphaDEX® Japan Index, Nasdaq AlphaDEX® Developed Markets Ex-US Index, Nasdaq AlphaDEX® Emerging Markets Index, Nasdaq AlphaDEX® Germany Index, Nasdaq AlphaDEX® United Kingdom Index, Nasdaq AlphaDEX® Switzerland Index, Nasdaq AlphaDEX® Developed Markets Ex-US Small Cap Index, Nasdaq AlphaDEX® Emerging Markets Small Cap Index, Nasdaq AlphaDEX® Eurozone Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.